UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2014

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Dynamic Equity Fund

Touchstone Balanced Allocation Fund

Touchstone Conservative Allocation Fund

Touchstone Growth Allocation Fund

Touchstone Moderate Growth Allocation Fund

This report identifies the Funds' investments on June 30, 2014. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2014

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Dynamic Equity Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Information Technology	21.2%
Financials	16.3
Energy	14.8
Health Care	13.5
Industrials	11.3
Consumer Discretionary	11.0
Consumer Staples	9.5
Materials	4.2
Telecommunication Services	3.2
Utilities	2.1
Investment Fund	10.4
Other Assets/Liabilities (Net)	2.0
119.5%
Short Positions and Written Options
Energy	(5.6)
Information Technology	(3.6)
Industrials	(2.4)
Financials	(2.1)
Health Care	(1.8)
Call and Put Options	(1.7)
Consumer Discretionary	(1.1)
Materials	(1.0)
Telecommunication Services	(0.2)
(19.5)
Total	100.0%

Touchstone Balanced Allocation Fund
Sector Allocation	(% of Net Assets)
Government/Corporate	24.6%
International Equity	12.0
Value	9.9
Growth	9.8
Equity Income	6.7
Balanced	4.9
Emerging Market-Equity	4.9
International Debt	4.9
Blue Chip	3.5
Various Assets	3.4
Taxable-Money Market	3.0
Growth Mid-Cap	2.9
Sector Fund Real-Estate	2.4
Value Small-Cap	2.0
Corporate/Preferred-High Yield	1.7
Growth Small-Cap	1.0
Mid Cap Value	0.9
Other Assets/Liabilities (Net)	1.5
Total	100.0%

*  Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Conservative Allocation Fund
Sector Allocation	(% of Net Assets)
Government/Corporate	45.2%
International Debt	7.8
Balanced	6.9
Growth	5.9
International Equity	5.0
Taxable-Money Market	4.9
Various Assets	4.9
Value	4.9
Equity Income	4.3
Blue Chip	3.0
Corporate/Preferred-High Yield	1.7
Value Small-Cap	1.0
Emerging Market-Equity	1.0
Sector Fund Real-Estate	1.0
Value Mid-Cap	0.8
Other Assets/Liabilities (Net)	1.7
Total	100.0%

Touchstone Growth Allocation Fund
Sector Allocation	(% of Net Assets)
International Equity	19.1%
Value	17.0
Growth	12.9
Emerging Market-Equity	12.9
Equity Income	7.0
Value Small-Cap	6.5
Government/Corporate	6.0
Blue Chip	4.9
Sector Fund Real-Estate	4.5
Growth Small-Cap	4.0
Growth Mid-Cap	2.9
Value Mid-Cap	2.0
Various Assets	0.2
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Moderate Growth Allocation Fund
Sector Allocation	(% of Net Assets)
Government/Corporate	15.6%
International Equity	14.2
Value	14.0
Growth	13.0
Emerging Market-Equity	8.0
Equity Income	7.0
Value Small-Cap	5.0
Balanced	4.0
Blue Chip	4.0
Sector Fund Real-Estate	3.0
Growth Mid-Cap	2.9
International Debt	2.0
Various Assets	2.0
Growth Small-Cap	2.0
Value Mid-Cap	1.9
Corporate/Preferred-High Yield	1.5
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

4

Portfolio of Investments

Touchstone Dynamic Equity Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks † — 107.1%

Information Technology — 21.2%
Accenture PLC (Ireland) - Class A	15,597	$1,260,861
Activision Blizzard, Inc.	17,002	379,145
Apple, Inc.	11,767	1,093,507
Arrow Electronics, Inc.*	579	34,977
Avnet, Inc.	698	30,928
Booz Allen Hamilton Holding Corp.	8,404	178,501
Cognizant Technology Solutions Corp. -
Class A*	29,300	1,433,063
Computer Sciences Corp.	9,860	623,152
Electronic Arts, Inc.*	10,374	372,115
Facebook, Inc. - Class A*	3,304	222,326
Hewlett-Packard Co.	47,363	1,595,186
Ingram Micro, Inc. - Class A*	26,125	763,111
International Business Machines Corp.	15,546	2,818,023
Intuit, Inc.	4,535	365,204
Micron Technology, Inc.*	17,237	567,959
MICROS Systems, Inc.*	12,642	858,392
Oracle Corp.	38,196	1,548,084
QUALCOMM, Inc.	33,758	2,673,634
Science Applications International Corp.	3,495	154,339
Seagate Technology PLC (Ireland)	2,197	124,834
Xerox Corp.	8,354	103,924
		17,201,265

Financials — 16.3%
American International Group, Inc.	14,412	786,607
Berkshire Hathaway, Inc. - Class B*	13,593	1,720,330
CBRE Group, Inc. - Class A*	57,943	1,856,494
Everest Re Group Ltd. (Bermuda)	2,661	427,064
Fifth Third Bancorp	20,108	429,306
Host Hotels & Resorts, Inc. REIT	34,587	761,260
Jones Lang LaSalle, Inc.	8,755	1,106,544
JPMorgan Chase & Co.	15,090	869,486
Lazard Ltd. - Class A	1,876	96,727
Lincoln National Corp.	3,341	171,861
MBIA, Inc.*	12,145	134,081
Navient Corp.	45,452	804,955
Old Republic International Corp.	76,400	1,263,656
Popular, Inc. (Peru)*	13,571	463,857
Realogy Holdings Corp.*	11,544	435,324
St Joe Co. (The)*	17,289	439,659
T Rowe Price Group, Inc.	10,474	884,110
Voya Financial, Inc.	230	8,358
Waddell & Reed Financial, Inc. - Class A	8,968	561,307
		13,220,986

Energy — 14.8%
Chesapeake Energy Corp.	17,964	558,321
Chevron Corp.	22,395	2,923,667
ConocoPhillips	29,048	2,490,285
Devon Energy Corp.	2,402	190,719
Exxon Mobil Corp.	2,830	284,924
Marathon Petroleum Corp.	17,405	1,358,808
Nabors Industries Ltd.	16,764	492,359
Occidental Petroleum Corp.	2,087	214,189
Oil States International, Inc.*	946	60,629
PBF Energy, Inc. - Class A	5,189	138,287
Phillips 66	25,296	2,034,557
Valero Energy Corp.	24,884	1,246,688
		11,993,433

Health Care — 13.5%
AbbVie, Inc.	34,184	1,929,345
Alexion Pharmaceuticals, Inc.*	1,321	206,406
Allergan, Inc.	1,189	201,203
AmerisourceBergen Corp.	5,766	418,958
Amgen, Inc.	1,076	127,366
Eli Lilly & Co.	31,300	1,945,921
Express Scripts Holding Co.*	15,705	1,088,828
Forest Laboratories, Inc.*	992	98,208
Gilead Sciences, Inc.*	21,401	1,774,357
McKesson Corp.	7,663	1,426,927
Pfizer, Inc.	32,227	956,497
United Therapeutics Corp.*	2,412	213,438
UnitedHealth Group, Inc.	6,215	508,076
		10,895,530

Industrials — 11.3%
3M Co.	222	31,800
AGCO Corp.	4,965	279,132
Babcock & Wilcox Co. (The)	3,485	113,123
Boeing Co. (The)	5,003	636,532
FedEx Corp.	16,028	2,426,319
Lockheed Martin Corp.	13,118	2,108,456
Manpowergroup, Inc.	13,683	1,161,003
Robert Half International, Inc.	5,571	265,960
RR Donnelley & Sons Co.	26,382	447,439
Southwest Airlines Co.	49,722	1,335,533
WW Grainger, Inc.	1,416	360,046
		9,165,343

Consumer Discretionary — 11.0%
Aaron's, Inc.*	27,510	980,456
Apollo Education Group, Inc.*	8,405	262,656
Bed Bath & Beyond, Inc.*	2,046	117,399
Comcast Corp. - Class A	10,848	582,321
Dillard's, Inc. - Class A	374	43,612
DIRECTV*	18,989	1,614,255
Dollar Tree, Inc.*	2,162	117,743
Gap, Inc. (The)	20,690	860,083
Kohl's Corp.	1,693	89,187
Macy's, Inc.	27,578	1,600,076
PetSmart, Inc.	1,718	102,736
Starz - Class A*	20,461	609,533
Target Corp.	1,681	97,414
Thomson Reuters Corp.	6,277	228,232
Thor Industries, Inc.	2,703	153,720
Time Warner Cable, Inc.	903	133,012
Time Warner, Inc.	5,702	400,566
TRW Automotive Holdings Corp.*	10,095	903,704
		8,896,705

5

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks † — 107.1% (Continued)

Consumer Staples — 9.5%
Archer-Daniels-Midland Co.	36,374	$1,604,457
Bunge Ltd.	2,077	157,104
Coca-Cola Enterprises, Inc.	7,788	372,111
Constellation Brands, Inc. - Class A*	934	82,313
CVS Caremark Corp.	10,406	784,300
Dean Foods Co.	16,403	288,529
Herbalife Ltd. (Cayman Islands)*	9,626	621,262
Ingredion, Inc.	398	29,866
Kroger Co. (The)	38,468	1,901,473
Monster Beverage Corp.*	1,532	108,818
Nu Skin Enterprises, Inc. - Class A	1,819	134,533
PepsiCo, Inc.	8,944	799,057
Tyson Foods, Inc. - Class A	1,119	42,007
Wal-Mart Stores, Inc.	10,336	775,924
		7,701,754

Materials — 4.2%
Dow Chemical Co. (The)	26,786	1,378,408
Freeport-McMoRan Copper & Gold, Inc.	9,669	352,918
LyondellBasell Industries N.V. - Class A	17,297	1,689,052
		3,420,378

Telecommunication Services — 3.2%
Verizon Communications, Inc.	52,673	2,577,290

Utilities — 2.1%
Edison International	26,245	1,525,097
NRG Energy, Inc.	3,886	144,559
		1,669,656
Total Common Stocks		$86,742,340

Investment Fund — 10.4%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	8,442,064	8,442,064

Total Long Positions
(Cost $87,005,915)		$95,184,404

Securities Sold Short — (17.8%)

Common Stocks — (17.8%)

Energy — (5.6%)
Cabot Oil & Gas Corp.	(257)	(8,774)
Cheniere Energy, Inc.*	(13,483)	(966,731)
Cobalt International Energy, Inc.*	(25,514)	(468,182)
Golar LNG Ltd.	(16,543)	(994,235)
Gulfport Energy Corp.*	(10,196)	(640,309)
McDermott International, Inc.*	(78,054)	(631,457)
Peabody Energy Corp.	(22,570)	(369,020)
Range Resources Corp.	(275)	(23,911)
Rice Energy, Inc.*	(13,440)	(409,248)
		(4,511,867)

Information Technology — (3.6%)
Concur Technologies, Inc.*	(9,591)	(895,224)
CoreLogic, Inc.*	(435)	(13,207)
FireEye, Inc.*	(6,227)	(252,505)
FLIR Systems, Inc.	(15,500)	(538,316)
Nimble Storage, Inc.*	(1,525)	(46,848)
Rovi Corp.*	(28,123)	(673,827)
Twitter, Inc.*	(3,222)	(132,005)
VeriFone Systems, Inc.*	(10,382)	(381,538)
		(2,933,470)

Industrials — (2.4%)
Allison Transmission Holdings, Inc.	(15,293)	(475,612)
American Airlines Group, Inc.*	(14,274)	(613,211)
Joy Global, Inc.	(5,560)	(342,385)
Navistar International Corp.*	(9,736)	(364,905)
TransDigm Group, Inc.	(1,067)	(178,466)
		(1,974,579)

Financials — (2.1%)
Hatteras Financial Corp., REIT	(47,183)	(934,695)
Mack-Cali Realty Corp., REIT	(36,227)	(778,156)
		(1,712,851)

Health Care — (1.8%)
Allscripts Healthcare Solutions, Inc.*	(2,429)	(38,985)
Ariad Pharmaceuticals, Inc.*	(46,002)	(293,033)
Endo International PLC*	(9,061)	(634,451)
Hologic, Inc.*	(9,988)	(253,196)
Premier, Inc. - Class A*	(3,175)	(92,075)
Theravance Biopharma, Inc. (Cayman
Islands)	(3,547)	(113,078)
		(1,424,818)

Consumer Discretionary — (1.1%)
DreamWorks Animation SKG, Inc. - Class
A*	(12,255)	(285,051)
Dunkin' Brands Group, Inc.	(7,515)	(344,262)
Penn National Gaming, Inc.*	(14,474)	(175,714)
Tempur Sealy International, Inc.*	(1,754)	(104,714)
Tiffany & Co.	(95)	(9,524)
		(919,265)

Materials — (1.0%)
Newmont Mining Corp.	(19,925)	(506,892)
Rockwood Holdings, Inc.	(4,211)	(319,994)
		(826,886)

Telecommunication Services — (0.2%)
Windstream Holdings, Inc.	(12,180)	(121,313)
Total Common Stocks		$(14,425,049)

Total Securities Sold Short
(Proceeds $(13,642,892))		$(14,425,049)

6

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Options Contracts — (1.7%)

Call Options — (1.7%)
NASDAQ-100 Index
July 2014
Strike Price $3,645	(10)	$(215,700)
PHLX Housing Sector Index
July 2014
Strike Price $197.50	(45)	(52,200)
S&P 500 Index
July 2014
Strike Price $1,880	(130)	(1,060,800)
S&P 500 Index
July 2014
Strike Price $2,030	(220)	(7,700)
Total Call Options		(1,336,400)

Put Options — 0.0%
S&P 500 Index
July 2014
Strike Price $1,955	(14)	(19,670)

Total Written Options Contracts
(Proceeds $(1,227,468))		$(1,356,070)

Total Investment Securities —98.0%
(Cost $72,135,555)		$79,403,285

Other Assets in Excess of Liabilities — 2.0%		1,640,397

Net Assets — 100.0%		$81,043,682

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2014 was $103,400,193.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	$86,742,340	$—	$—	$86,742,340
Investment Fund	8,442,064	—	—	8,442,064
				$95,184,404
Liabilities:
Securities Sold Short
Common Stocks	$(14,425,049)	$—	$—	$(14,425,049)
Other Financial Instruments
Liabilities:
Written Options
Equity Contracts	(1,356,070)	—	—	(1,356,070)
				$(15,781,119)

Transactions in written options for the period ended June 30, 2014:

	Number of
	Contracts	Premium
Beginning of Period, December 31, 2013	390	$1,498,844
Call Options Written	3,129	9,059,036
Put Options Written	160	360,134
Call Options Closed	(2,179)	(8,542,382)
Put Options Closed	(54)	(124,917)
Call Options Expired	(920)	(782,371)
Put Options Expired	(107)	(240,876)
June 30, 2014	419	$1,227,468

See accompanying Notes to Financial Statements.

7

Portfolio of Investments

Touchstone Balanced Allocation Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 98.5%

Government/Corporate — 24.6%
Touchstone Active Bond Fund	319,654	$3,375,546
Touchstone Total Return Bond Fund	1,276,506	13,135,248
Touchstone Ultra Short Duration Fixed
Income Fund	1,194,042	11,259,814
		27,770,608

International Equity — 12.0%
Touchstone International Small Cap
Fund	212,368	3,385,151
Touchstone International Value Fund	1,065,686	10,166,645
		13,551,796

Value — 9.9%
Touchstone Focused Fund*	89,900	3,305,612
Touchstone Value Fund	816,247	7,811,482
		11,117,094

Growth — 9.8%
Touchstone Growth Opportunities Fund	63,373	2,197,778
Touchstone Sands Capital Institutional
Growth Fund	389,067	8,812,357
		11,010,135

Equity Income — 6.7%
Touchstone Premium Yield Equity Fund,
Class Y	742,602	7,537,406

Balanced — 4.9%
Touchstone Flexible Income Fund	517,333	5,561,327

International Debt — 4.9%
Touchstone International Fixed Income
Fund	513,435	5,560,506

Emerging Market-Equity — 4.9%
Touchstone Emerging Markets Equity
Fund	186,419	2,235,163
Touchstone Sands Capital Emerging
Markets Growth Fund*	308,005	3,311,050
		5,546,213

Blue Chip — 3.5%
Touchstone Dynamic Equity Fund	283,145	3,924,385

Various Assets — 3.4%
Touchstone Arbitrage Fund*	386,394	3,836,891

Taxable-Money Market — 3.0%
Touchstone Institutional Money Market
Fund, 0.01%^Ω	3,354,382	3,354,382

Growth Mid-Cap — 2.9%
Touchstone Mid Cap Fund	134,754	3,231,407

Sector Fund Real-Estate — 2.4%
Touchstone Global Real Estate Fund	241,870	2,733,129

Value Small-Cap — 2.0%
Touchstone Small Cap Core Fund	52,239	1,118,968
Touchstone Small Cap Value Fund	42,811	1,095,521
		2,214,489

Corporate/Preferred-High Yield — 1.7%
Touchstone High Yield Fund	207,902	1,958,434

Growth Small-Cap — 1.0%
Touchstone Small Cap Growth Fund	181,947	1,084,405

Value Mid-Cap — 0.9%
Touchstone Mid Cap Value Fund	57,954	999,709
Total Affiliated Mutual Funds		$110,992,316

Total Investment Securities —98.5%
(Cost $97,449,078)		$110,992,316

Other Assets in Excess of Liabilities — 1.5%		1,736,316

Net Assets — 100.0%		$112,728,632

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$110,992,316	$—	$—	$110,992,316

See accompanying Notes to Financial Statements.

8

Portfolio of Investments

Touchstone Conservative Allocation Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 98.3%

Government/Corporate — 45.2%
Touchstone Active Bond Fund	284,429	$3,003,570
Touchstone Total Return Bond Fund	1,164,449	11,982,179
Touchstone Ultra Short Duration Fixed
Income Fund	1,315,497	12,405,134
		27,390,883

International Debt — 7.8%
Touchstone International Fixed Income
Fund	437,279	4,735,727

Balanced — 6.9%
Touchstone Flexible Income Fund	388,689	4,178,402

Growth — 5.9%
Touchstone Growth Opportunities Fund	17,125	593,886
Touchstone Sands Capital Institutional
Growth Fund	131,167	2,970,927
		3,564,813

International Equity — 5.0%
Touchstone International Small Cap
Fund	37,475	597,344
Touchstone International Value Fund	252,250	2,406,462
		3,003,806

Taxable-Money Market — 4.9%
Touchstone Institutional Money Market
Fund, 0.01%^Ω	2,989,058	2,989,058

Various Assets — 4.9%
Touchstone Arbitrage Fund*	300,852	2,987,463

Value — 4.9%
Touchstone Value Fund	311,801	2,983,932

Equity Income — 4.3%
Touchstone Premium Yield Equity Fund,
Class Y	258,416	2,622,926

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund	129,427	1,793,855

Corporate/Preferred-High Yield — 1.7%
Touchstone High Yield Fund	111,099	1,046,553

Value Small-Cap — 1.0%
Touchstone Small Cap Core Fund	27,964	598,990

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity
Fund	49,910	598,423

Sector Fund Real-Estate — 1.0%
Touchstone Global Real Estate Fund	52,718	595,714

Value Mid-Cap — 0.8%
Touchstone Mid Cap Value Fund	29,279	505,055
Total Affiliated Mutual Funds		$59,595,600

Total Investment Securities —98.3%
(Cost $55,288,068)		$59,595,600

Other Assets in Excess of Liabilities — 1.7%		1,001,693

Net Assets — 100.0%		$60,597,293

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$59,595,600	$—	$—	$59,595,600

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Growth Allocation Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 99.9%

International Equity — 19.1%
Touchstone International Small Cap
Fund	294,714	$4,697,741
Touchstone International Value Fund	844,416	8,055,725
		12,753,466

Value — 17.0%
Touchstone Focused Fund*	145,503	5,350,144
Touchstone Value Fund	626,751	5,998,006
		11,348,150

Growth — 12.9%
Touchstone Growth Opportunities Fund	76,121	2,639,892
Touchstone Sands Capital Institutional
Growth Fund	263,050	5,958,093
		8,597,985

Emerging Market-Equity — 12.9%
Touchstone Emerging Markets Equity
Fund	335,400	4,021,451
Touchstone Sands Capital Emerging
Markets Growth Fund*	424,643	4,564,913
		8,586,364

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund,
Class Y	458,272	4,651,462

Value Small-Cap — 6.5%
Touchstone Small Cap Core Fund	124,734	2,671,796
Touchstone Small Cap Value Fund	65,109	1,666,134
		4,337,930

Government/Corporate — 6.0%
Touchstone Ultra Short Duration Fixed
Income Fund	421,107	3,971,042

Blue Chip — 4.9%
Touchstone Dynamic Equity Fund	233,324	3,233,871

Sector Fund Real-Estate — 4.5%
Touchstone Global Real Estate Fund	265,686	3,002,249

Growth Small-Cap — 4.0%
Touchstone Small Cap Growth Fund	447,101	2,664,720

Growth Mid-Cap — 2.9%
Touchstone Mid Cap Fund	80,871	1,939,275

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	77,253	1,332,606

Various Assets — 0.2%
Touchstone Arbitrage Fund*	11,192	111,132
Total Affiliated Mutual Funds		$66,530,252

Total Investment Securities —99.9%
(Cost $54,069,670)		$66,530,252

Other Assets in Excess of Liabilities — 0.1%		75,323

Net Assets — 100.0%		$66,605,575

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless other wise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$66,530,252	$—	$—	$66,530,252

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.1%

Government/Corporate — 15.6%
Touchstone Total Return Bond Fund	1,384,612	$14,247,655
Touchstone Ultra Short Duration Fixed
Income Fund	770,728	7,267,968
		21,515,623

International Equity — 14.2%
Touchstone International Small Cap
Fund	349,416	5,569,688
Touchstone International Value Fund	1,465,592	13,981,746
		19,551,434

Value — 14.0%
Touchstone Focused Fund*	226,424	8,325,606
Touchstone Value Fund	1,158,296	11,084,897
		19,410,503

Growth — 13.0%
Touchstone Growth Opportunities Fund	159,510	5,531,810
Touchstone Sands Capital Institutional
Growth Fund	548,692	12,427,880
		17,959,690

Emerging Market-Equity — 8.0%
Touchstone Emerging Markets Equity
Fund	459,225	5,506,113
Touchstone Sands Capital Emerging
Markets Growth Fund*	514,019	5,525,701
		11,031,814

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund,
Class Y	952,821	9,671,132

Value Small-Cap — 5.0%
Touchstone Small Cap Core Fund	193,911	4,153,575
Touchstone Small Cap Value Fund	108,047	2,764,930
		6,918,505

Balanced — 4.0%
Touchstone Flexible Income Fund	515,853	5,545,416

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	394,447	5,467,042

Sector Fund Real-Estate — 3.0%
Touchstone Global Real Estate Fund	366,801	4,144,855

Growth Mid-Cap — 2.9%
Touchstone Mid Cap Fund	165,980	3,980,203

International Debt — 2.0%
Touchstone International Fixed Income
Fund	255,688	2,769,096

Various Assets — 2.0%
Touchstone Arbitrage Fund*	276,730	2,747,924

Growth Small-Cap — 2.0%
Touchstone Small Cap Growth Fund	460,568	2,744,987

Value Mid-Cap — 1.9%
Touchstone Mid Cap Value Fund	155,930	2,689,787

Corporate/Preferred-High Yield — 1.5%
Touchstone High Yield Fund	220,849	2,080,399
Total Affiliated Mutual Funds		$138,228,410

Total Investment Securities —100.1%
(Cost $115,904,580)		$138,228,410

Liabilities in Excess of Other Assets — (0.1%)		(170,027)

Net Assets — 100.0%		$138,058,383

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$138,228,410	$—	$—	$138,228,410

See accompanying Notes to Financial Statements.

11

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Assets
Investments, at cost	$87,005,915	$97,449,078	$55,288,068
Affiliated securities, at market value	$8,442,064	$110,992,316	$59,595,600
Non-affiliated securities, at market value	86,742,340	—	—
Investments, at market value	$95,184,404	$110,992,316	$59,595,600
Cash deposits held at prime broker	1,313,132	—	—
Dividends and interest receivable	58,292	15,267	16,737
Receivable for capital shares sold	339,481	49,172	8,119
Receivable for investments sold	236,427	3,167,419	1,822,725
Tax reclaim receivable	207	—	—
Other assets	22,510	13,909	16,642
Total Assets	97,154,453	114,238,083	61,459,823

Liabilities
Written options, at market value (A)	1,356,070	—	—
Securities sold short (B)	14,425,049	—	—
Dividends for securities sold short payable	45,310	—	—
Bank overdrafts	—	792,228	453,833
Payable for capital shares redeemed	159,721	626,433	359,178
Payable to Investment Advisor	58,903	11,143	3,083
Payable to other affiliates	20,131	28,363	11,610
Payable to Trustees	3,191	3,300	3,194
Payable for professional services	8,240	7,066	7,478
Other accrued expenses and liabilities	34,156	40,918	24,154
Total Liabilities	16,110,771	1,509,451	862,530

Net Assets	$81,043,682	$112,728,632	$60,597,293

Net assets consist of:
Paid-in capital	$210,282,271	$134,672,566	$59,187,604
Accumulated net investment income (loss)	437,872	(20,915)	(25)
Accumulated net realized losses on investments, written options, short positions and capital gain distributions received	(136,944,191)	(35,466,257)	(2,897,818)
Net unrealized appreciation on investments, written options and short positions	7,267,730	13,543,238	4,307,532
Net Assets	$81,043,682	$112,728,632	$60,597,293
(A) Proceeds received for written options:	$1,227,468	$—	$—
(B) Proceeds received for securities sold short:	$13,642,892	$—	$—

See accompanying Notes to Financial Statements.

12

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$54,069,670	$115,904,580
$66,530,252	$138,228,410
—	—
$66,530,252	$138,228,410
—	—
5,216	9,546
16,778	29,453
544,673	846,925
—	—
13,888	14,155
67,110,807	139,128,489

—	—
—	—
—	—
142,484	252,425
294,653	693,081
3,797	15,266
16,595	36,976
3,204	3,360
7,296	6,945
37,203	62,053
505,232	1,070,106

$66,605,575	$138,058,383

$93,573,442	$150,949,956
(31,227)	(52,637)
(39,397,222)	(35,162,766)
12,460,582	22,323,830
$66,605,575	$138,058,383
$—	$—
$—	$—

13

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$16,381,908	$42,889,947	$24,481,178
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,205,861	3,325,114	2,174,083
Net asset value price per share*	$13.59	$12.90	$11.26
Maximum offering price per share	$14.42	$13.69	$11.95

Pricing of Class C Shares
Net assets applicable to Class C shares	$10,825,629	$35,351,704	$15,149,635
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	851,740	2,743,605	1,351,841
Net asset value, offering price per share**	$12.71	$12.89	$11.21

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$39,312,032	$34,449,956	$20,892,884
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	2,842,109	2,666,650	1,854,847
Net asset value, offering price and redemption price per share	$13.83	$12.92	$11.26

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$14,524,113	$37,025	$73,596
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,047,761	2,879	6,528
Net asset value, offering price and redemption price per share	$13.86	$12.86	$11.27

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

14

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$28,861,820	$64,362,651

1,982,340	4,723,024
$14.56	$13.63
$15.45	$14.46

$23,734,107	$47,405,082

1,693,351	3,535,008
$14.02	$13.41

$13,988,656	$26,279,925

951,326	1,914,436
$14.70	$13.73

$20,992	$10,725

1,570	785
$13.37	$13.67

15

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Investment Income
Dividends from affiliated funds	$174	$1,019,971	$661,447
Dividends from non-affiliated securities(A)	731,975	—	—
Total Investment Income	732,149	1,019,971	661,447
Expenses
Investment advisory fees	294,665	113,729	62,551
Administration fees	55,633	91,265	50,197
Compliance fees and expenses	850	850	850
Custody fees	11,613	2,406	2,403
Professional fees	10,172	10,937	9,578
Transfer Agent fees, Class A	13,577	23,042	10,863
Transfer Agent fees, Class C	7,927	14,635	5,435
Transfer Agent fees, Class Y	8,189	15,645	9,866
Transfer Agent fees, Institutional Class	49	20	34
Registration Fees, Class A	6,630	6,815	9,476
Registration Fees, Class C	6,576	6,815	6,753
Registration Fees, Class Y	6,855	6,858	7,158
Registration Fees, Institutional Class	6,758	6,651	6,694
Dividend expense on securities sold short	200,020	—	—
Reports to Shareholders, Class A	4,725	5,216	3,437
Reports to Shareholders, Class C	3,624	4,036	3,010
Reports to Shareholders, Class Y	3,733	2,078	2,485
Reports to Shareholders, Institutional Class	2,111	1,805	2,053
Distribution expenses, Class A	19,663	55,444	30,867
Distribution and shareholder servicing expenses, Class C	50,646	177,753	75,776
Trustee fees	6,040	6,010	6,038
Other expenses	12,179	16,829	8,353
Total Expenses	732,235	568,839	313,877
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(20,724)	(228,965)	(148,586)
Fees recouped by Advisor(B)	5,770	—	—
Net Expenses	717,281	339,874	165,291
Net Investment Income	14,868	680,097	496,156
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments from non-affiliated securities	4,610,538	—	—
Net realized gains on investments from affiliated securities	—	1,848,409	362,850
Net realized gains on written options	292,250	—	—
Net realized losses on securities sold short	(2,189,958)	—	—
Capital gain distributions received from affiliated funds	—	48,517	—
Net change in unrealized appreciation (depreciation) on investments	(1,295,434)	2,893,174	1,519,350
Net change in unrealized appreciation (depreciation) on written options	442,829	—	—
Net change in unrealized appreciation (depreciation) on securities sold
short	467,763	—	—
Net Realized and Unrealized Gains on Investments	$2,327,988	$4,790,100	$1,882,200
Change in Net Assets Resulting from Operations	$2,342,856	$5,470,197	$2,378,356
(A) Net of foreign tax withholding of:	$311	$—	$—
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

16

Statements of Operations (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$371,456	$1,102,678
—	—
371,456	1,102,678

84,049	176,567
53,958	113,354
850	850
2,466	2,718
9,760	11,649
19,542	39,768
14,266	23,852
6,247	7,404
46	17
6,753	7,063
6,753	7,063
7,029	6,947
6,590	6,651
—	—
4,463	8,812
4,106	6,307
2,107	3,020
2,003	2,866
35,723	81,591
117,459	237,561
6,035	5,993
15,832	26,873
406,037	776,926
(189,786)	(325,474)
—	—
216,251	451,452
155,205	651,226

—	—
863,353	2,121,399
—	—
—	—
72,531	122,259
2,571,297	4,492,978
—	—
—	—
$3,507,181	$6,736,636
$3,662,386	$7,387,862
$—	$—

17

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Dynamic Equity		Balanced Allocation
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
From Operations
Net investment income	$14,868	$222,072	$680,097	$1,623,082
Net realized gain (loss) on investments, written options, securities sold short and capital gain distribution received	2,712,830	11,148,928	1,896,926	7,573,700
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short	(384,842)	(136,692)	2,893,174	6,379,801
Change in Net Assets from Operations	2,342,856	11,234,308	5,470,197	15,576,583

Distributions to Shareholders from:
Net investment income, Class A	—	—	(313,540)	(888,587)
Net investment income, Class C	—	—	(117,270)	(425,415)
Net investment income, Class Y	—	(8,135)	(282,227)	(803,034)
Net investment income, Institutional Class	—	(7,882)	(301)	(734)
Net realized gains, Class A	—	—	—	—
Net realized gains, Class C	—	—	—	—
Net realized gains, Class Y	—	—	—	—
Net realized gains, Institutional Class	—	—	—	—
Total Distributions	—	(16,017)	(713,338)	(2,117,770)

Net Increase (Decrease) from Share Transactions(A)	13,551,208	(13,127,797)	(9,108,532)	(30,845,583)

Total Increase (Decrease) in Net Assets	15,894,064	(1,909,506)	(4,351,673)	(17,386,770)

Net Assets
Beginning of period	65,149,618	67,059,124	117,080,305	134,467,075
End of period	$81,043,682	$65,149,618	$112,728,632	$117,080,305
Accumulated Net Investment Income (loss)	$437,872	$423,004	$(20,915)	$12,326

(A) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 20 to 23.

See accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Conservative Allocation		Growth Allocation		Moderate Growth Allocation
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2014	December 31,	June 30, 2014	December 31,	June 30, 2014	December 31,
(Unaudited)	2013	(Unaudited)	2013	(Unaudited)	2013

$496,156	$1,185,767	$155,205	$552,922	$651,226	$1,686,407

362,850	1,961,058	935,884	7,624,883	2,243,658	12,118,343

1,519,350	1,089,766	2,571,297	6,276,724	4,492,978	10,548,517
2,378,356	4,236,591	3,662,386	14,454,529	7,387,862	24,353,267

(211,329)	(493,274)	(109,476)	(552,769)	(398,057)	(1,327,579)
(72,659)	(193,431)	(13,429)	(284,682)	(119,551)	(669,021)
(215,909)	(577,063)	(74,093)	(389,522)	(197,590)	(716,754)
(763)	(7,428)	(112)	(451)	(76)	(216)
—	—	—	(203,688)	—	—
—	—	—	(171,688)	—	—
—	—	—	(122,883)	—	—
—	—	—	(147)	—	—
(500,660)	(1,271,196)	(197,110)	(1,725,830)	(715,274)	(2,713,570)

(4,724,355)	(24,984,211)	(6,940,008)	(26,047,307)	(16,907,039)	(37,159,833)

(2,846,659)	(22,018,816)	(3,474,732)	(13,318,608)	(10,234,451)	(15,520,136)

63,443,952	85,462,768	70,080,307	83,398,915	148,292,834	163,812,970
$60,597,293	$63,443,952	$66,605,575	$70,080,307	$138,058,383	$148,292,834
$(25)	$4,479	$(31,227)	$10,678	$(52,637)	$11,411

19

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Dynamic
	Equity Fund
	For the Six Months
	Ended		For the Year
	June 30, 2014		Ended
	(Unaudited)		December 31, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	256,852	$3,345,217	374,104	$4,480,414
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(214,823)	(2,876,610)	(671,945)	(8,052,047)
Change from Class A Share Transactions	42,029	468,607	(297,841)	(3,571,633)
Class C
Proceeds from Shares sold	113,369	1,511,390	52,021	605,939
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(92,831)	(1,150,970)	(217,239)	(2,471,586)
Change from Class C Share Transactions	20,538	360,420	(165,218)	(1,865,647)
Class Y
Proceeds from Shares sold	1,277,468	17,445,277	1,090,242	13,522,101
Reinvestment of distributions	—	—	549	7,337
Cost of Shares redeemed	(235,539)	(3,202,501)	(1,109,120)	(13,620,139)
Change from Class Y Share Transactions	1,041,929	14,242,776	(18,329)	(90,701)
Institutional Class
Proceeds from Shares sold	52,516	726,008	33,833	417,533
Reinvestment of distributions	—	—	589	7,882
Cost of Shares redeemed	(163,695)	(2,246,603)	(663,484)	(8,025,231)
Change from Institutional Class Share Transactions	(111,179)	(1,520,595)	(629,062)	(7,599,816)

Net Increase (Decrease) from Share Transactions	993,317	$13,551,208	(1,110,450)	$(13,127,797)

See accompanying Notes to Financial Statements.

20

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Balanced Allocation Fund				Touchstone Conservative Allocation Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
June 30, 2014		Ended		June 30, 2014		Ended
(Unaudited)		December 31, 2013		(Unaudited)		December 31, 2013
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

123,932	$1,549,789	280,981	$3,311,134	160,591	$1,786,215	462,199	$4,982,787
22,623	286,920	67,601	815,079	14,551	162,282	37,844	407,407
(562,922)	(7,074,937)	(1,019,792)	(12,047,014)	(275,038)	(3,064,276)	(1,364,874)	(14,641,844)
(416,367)	(5,238,228)	(671,210)	(7,920,801)	(99,896)	(1,115,779)	(864,831)	(9,251,650)

49,410	615,364	135,642	1,604,319	43,968	482,635	98,690	1,052,995
6,279	79,478	23,260	283,302	4,860	53,926	12,887	138,300
(280,402)	(3,516,139)	(628,273)	(7,414,630)	(101,106)	(1,115,873)	(426,779)	(4,586,185)
(224,713)	(2,821,297)	(469,371)	(5,527,009)	(52,278)	(579,312)	(315,202)	(3,394,890)

192,384	2,419,428	514,994	6,094,088	162,524	1,800,985	697,450	7,531,888
21,297	270,686	63,081	758,122	17,679	197,145	49,467	532,491
(297,816)	(3,739,422)	(2,051,080)	(24,250,717)	(449,893)	(5,016,498)	(1,794,484)	(19,263,173)
(84,135)	(1,049,308)	(1,473,005)	(17,398,507)	(269,690)	(3,018,368)	(1,047,567)	(11,198,794)

—	—	—	—	—	—	1,241	13,469
24	301	61	734	68	763	593	6,326
—	—	—	—	(1,032)	(11,659)	(108,251)	(1,158,672)
24	301	61	734	(964)	(10,896)	(106,417)	(1,138,877)

(725,191)	$(9,108,532)	(2,613,525)	$(30,845,583)	(422,828)	$(4,724,355)	(2,334,017)	$(24,984,211)

21

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Growth Allocation Fund
	For the Six Months
	Ended		For the Year
	June 30, 2014		Ended
	(Unaudited)		December 31, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	67,526	$942,188	144,721	$1,858,211
Reinvestment of distributions	7,152	101,333	50,827	695,151
Cost of Shares redeemed	(210,217)	(2,947,663)	(753,611)	(9,731,501)
Change from Class A Share Transactions	(135,539)	(1,904,142)	(558,063)	(7,178,139)
Class C
Proceeds from Shares sold	29,700	397,600	156,664	1,958,269
Reinvestment of distributions	735	9,860	24,735	326,028
Cost of Shares redeemed	(144,542)	(1,950,776)	(498,883)	(6,235,592)
Change from Class C Share Transactions	(114,107)	(1,543,316)	(317,484)	(3,951,295)
Class Y
Proceeds from Shares sold	63,791	901,154	349,010	4,506,727
Reinvestment of distributions	4,974	71,148	36,184	496,016
Cost of Shares redeemed	(314,921)	(4,464,950)	(1,538,044)	(19,907,914)
Change from Class Y Share Transactions	(246,156)	(3,492,648)	(1,152,850)	(14,905,171)
Institutional Class
Proceeds from Shares sold	—	—	329	3,691
Reinvestment of distributions	8	112	48	598
Cost of Shares redeemed	(1)	(14)	(1,497)	(16,991)
Change from Institutional Class Share Transactions	7	98	(1,120)	(12,702)

Net Decrease from Share Transactions	(495,795)	$(6,940,008)	(2,029,517)	$(26,047,307)

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Moderate Growth Allocation Fund
For the Six Months
Ended		For the Year
June 30, 2014		Ended
(Unaudited)		December 31, 2013
Shares	Dollars	Shares	Dollars

80,668	$1,059,105	281,126	$3,458,840
27,053	360,771	94,159	1,194,334
(632,309)	(8,332,213)	(1,434,032)	(17,450,279)
(524,588)	(6,912,337)	(1,058,747)	(12,797,105)

67,015	874,350	141,827	1,718,675
6,140	80,381	34,847	440,284
(416,995)	(5,393,052)	(697,559)	(8,395,893)
(343,840)	(4,438,321)	(520,885)	(6,236,934)

162,090	2,150,583	488,950	6,004,836
13,462	180,862	52,336	664,249
(591,460)	(7,887,902)	(2,041,647)	(24,795,095)
(415,908)	(5,556,457)	(1,500,361)	(18,126,010)

—	—	—	—
6	76	17	216
—	—	—	—
6	76	17	216

(1,284,330)	$(16,907,039)	(3,079,976)	$(37,159,833)

23

Statement of Cash Flows

For the Six Months Ended June 30, 2014 (Unaudited)

Touchstone
Dynamic
Equity
Fund
Cash Flows Used in Operating Activities

Change in net assets resulting from operations	$2,342,856

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(102,335,177)
Proceeds from disposition of investments	99,349,488
Net proceeds from purchased options	(2,027,382)
Premiums on call and put options written	9,419,170
Costs to cover written options	(9,398,296)
Proceeds from securities sold short	22,038,803
Covers of securities sold short	(22,608,740)
Net sales of short term securities	(6,762,375)
Increase in receivable for investments sold	(236,427)
Cash received from litigation claim	396
Increase in deposits with Prime Broker	(593,165)
Decrease in dividends and interest receivable	21,027
Increase in tax reclaim receivable	(207)
Increase in other assets	(8,785)
Decrease in dividends for securities sold short payable	(170,041)
Decrease in payable to Trustees	(3,759)
Increase in payable to Investment Advisor	9,780
Decrease in payable to other affiliates	(3,696)
Decrease in other accrued expenses and liabilities	(12,113)
Net realized (gains) on investments	(4,610,538)
Net realized (gains) losses on written options	(292,250)
Net realized losses from securities sold short	2,189,958
Net change in unrealized (appreciation) depreciation on investments	1,295,434
Net change in unrealized (appreciation) depreciation on written options	(442,829)
Net change in unrealized (appreciation) depreciation on securities sold short	(467,763)
Net cash used in operating activities	(13,306,631)

Cash Flows Provided by Financing Activities
Decrease in bank overdrafts	(3,572)
Proceeds from shares sold	22,769,017
Payment of shares redeemed	(9,458,814)
Net cash provided by financing activities	13,306,631
Net change in cash	—

Net change in cash
Cash - beginning of the period	—
Cash - end of period	$—

24

Financial Highlights

Touchstone Dynamic Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$13.15	$11.05	$11.20	$10.26	$9.02	$8.68	$11.88
Income (loss) from investment operations:
Net investment income (loss)	(—	)(B)(C)	0.04	0.04	(C)	(0.07	)(C)	0.06	(C)	0.05	(C)	0.02	(C)
Net realized and unrealized gains (losses) on investments	0.44	2.06	(0.19)	1.09	1.18	0.29	(3.22)
Total from investment operations	0.44	2.10	(0.15)	1.02	1.24	0.34	(3.20)
Distributions from:
Net investment income	—	—	—	(0.08)	—	—	—
Net asset value at end of period	$13.59	$13.15	$11.05	$11.20	$10.26	$9.02	$8.68
Total return(D)	3.35	%(E)	19.01%	(1.34	%)(E)	10.00%	13.75%	3.92%	(26.94%)
Ratios and supplemental data:
Net assets at end of period (000's)	$16,382	$15,300	$16,156	$17,919	$23,505	$38,274	$83,169
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(F)	2.13	%(G)	2.21%	2.46	%(G)	2.80%	1.82%	1.78%	2.07%
Gross expenses (including dividend expense on securities sold short)(H)	2.27	%(G)	2.41%	2.65	%(G)	3.08%	2.16%	2.27%	2.41%
Net investment income (loss)	(0.02	%)(G)	0.30%	0.88	%(G)	(0.63%)	0.66%	0.52%	0.24%
Portfolio turnover rate	126	%(E)	382%	105	%(E)	234%	231%	168%	195%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	Less than $0.005 per share.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.55%, 1.55%, 1.55%, 1.55%, 1.66%, 1.65% and 1.71% for the six months ended June 30, 2014, year ended December 31, 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011, 2010 and 2009, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.70%, 1.75%, 1.74%, 1.82%, 2.00%, 2.14% and 2.05% for the six months ended June 30, 2014, year ended December 31, 2013, the period ended December 31, 2012 and years ended July 31, 2012, 2011, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

25

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year	Five Months
	Ended		Ended	Ended
	June 30, 2014		December 31,	December 31,		Year Ended July 31,
	(Unaudited)		2013	2012(A)		2012		2011		2010		2009
Net asset value at beginning of period	$12.35		$10.46	$10.63		$9.79		$8.67		$8.40		$11.59
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	(0.08)	0.01	(B)	(0.14	)(B)	(0.01	)(B)	(0.02	)(B)	(0.05	)(B)
Net realized and unrealized gains (losses) on investments	0.41		1.97	(0.18)		1.03		1.13		0.29		(3.14)
Total from investment operations	0.36		1.89	(0.17)		0.89		1.12		0.27		(3.19)
Distributions from:
Net investment income	—		—	—		(0.05)		—		—		—
Net asset value at end of period	$12.71		$12.35	$10.46		$10.63		$9.79		$8.67		$8.40
Total return(C)	2.92	%(D)	18.07%	(1.60	%)(D)	9.09%		12.92%		3.21%		(27.52%)
Ratios and supplemental data:
Net assets at end of period (000's)	$10,826		$10,261	$10,420		$11,684		$14,243		$20,558		$51,879
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.88	%(F)	2.96%	3.21	%(F)	3.55%		2.57%		2.53%		2.82%
Gross expenses (including dividend expense on securities sold short)(G)	3.06	%(F)	3.20%	3.48	%(F)	3.75%		2.78%		2.91%		2.97%
Net investment income (loss)	(0.77	%)(F)	(0.45%)	0.13	%(F)	(1.38%)		(0.10%)		(0.23%)		(0.52%)
Portfolio turnover rate	126	%(D)	382%	105	%(D)	234%		231%		168%		195%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 2.30%, 2.30%, 2.30%, 2.30%, 2.41%, 2.40% and 2.46% for the six months ended June 30, 2014, year ended December 31, 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011, 2010 and 2009, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 2.49%, 2.54%, 2.57%, 2.50%, 2.62%, 2.78% and 2.61% for the six months ended June 30, 2014, year ended December 31, 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

26

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31, 2013
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$13.37	$11.22	$11.35	$10.40	$9.11	$8.75	$11.94
Income (loss) from investment operations:
Net investment income (loss)	0.02	(B)	0.07	0.05	(B)	(0.04	)(B)	0.08	(B)	0.07	(B)	0.04	(B)
Net realized and unrealized gains (losses) on investments	0.44	2.08	(0.18)	1.09	1.21	0.29	(3.23)
Total from investment operations	0.46	2.15	(0.13)	1.05	1.29	0.36	(3.19)
Distributions from:
Net investment income	—	—	(C)	—	(0.10)	—	—	—
Net asset value at end of period	$13.83	$13.37	$11.22	$11.35	$10.40	$9.11	$8.75
Total return	3.44	%(D)	19.20%	(1.15	%)(D)	10.14%	14.16%	4.11%	(26.72%)
Ratios and supplemental data:
Net assets at end of period (000's)	$39,312	$24,066	$20,397	$24,054	$30,511	$22,347	$29,734
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	1.88	%(F)	1.96%	2.21	%(F)	2.56%	1.59%	1.52%	1.81%
Gross expenses (including dividend expense on securities sold short)(G)	1.84	%(F)	1.95%	2.31	%(F)	2.60%	1.68%	1.68%	1.97%
Net investment income (loss)	0.24	%(F)	0.55%	1.13	%(F)	(0.38%)	0.77%	0.81%	0.45%
Portfolio turnover rate	126	%(D)	382%	105	%(D)	234%	231%	168%	195%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Amount rounds to less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.30%, 1.30%, 1.30%, 1.30%, 1.42%, 1.40% and 1.46% for the six months ended June 30, 2014, year ended December 31, 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011, 2010 and 2009, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.26%, 1.29%, 1.40%, 1.35%, 1.51%, 1.56% and 1.62% for the six months ended June 30, 2014, year ended December 31, 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

27

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$13.39	$11.23	$11.36	$10.40	$9.12	$8.76	$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.02	(B)	0.12	0.06	(B)	(0.04	)(B)	0.09	(B)	0.11	(B)	0.05	(B)
Net realized and unrealized gains (losses) on investments	0.45	2.05	(0.19)	1.10	1.19	0.25	(3.25)
Total from investment operations	0.47	2.17	(0.13)	1.06	1.28	0.36	(3.20)
Distributions from:
Net investment income	—	(0.01)	—	(0.10)	—	—	—
Net asset value at end of period	$13.86	$13.39	$11.23	$11.36	$10.40	$9.12	$8.76
Total return	3.51	%(C)	19.29%	(1.15	%)(C)	10.27%	14.04%	4.11%	(26.76%)
Ratios and supplemental data:
Net assets at end of period (000's)	$14,524	$15,523	$20,085	$6,168	$2	$2	$12,547
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(D)	1.83	%(E)	1.91%	2.16	%(E)	2.50%	1.52%	1.41%	1.77%
Gross expenses (including dividend expense on securities sold short)(F)	1.83	%(E)	1.95%	2.18	%(E)	2.95%	816.82%	2.84%	1.87%
Net investment income (loss)	0.28	%(E)	0.60%	1.18	%(E)	(0.33%)	0.92%	1.31%	0.55%
Portfolio turnover rate	126	%(C)	382%	105	%(C)	234%	231%	168%	195%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.25%, 1.25%, 1.25%, 1.25%, 1.35%, 1.36% and 1.41% for the six months ended June 30, 2014, year ended December 31, 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011, 2010 and 2009, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.25%, 1.29%, 1.27%, 1.70%, 816.65%, 2.79% and 1.51% for the six months ended June 30, 2014, year ended December 31, 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

28

Financial Highlights (Continued)

Touchstone Balanced Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$12.37	$11.13	$11.18	$11.03	$9.99	$9.28	$11.27
Income (loss) from investment operations:
Net investment income	0.09	0.17	0.13	(B)	0.17	(B)	0.18	(B)	0.22	(B)	0.29	(B)
Net realized and unrealized gains (losses) on investments	0.53	1.30	0.35	0.14	1.13	0.80	(1.46)
Total from investment operations	0.62	1.47	0.48	0.31	1.31	1.02	(1.17)
Distributions from:
Net investment income	(0.09)	(0.23)	(0.24)	(0.16)	(0.27)	(0.31)	(0.36)
Realized capital gains	—	—	(0.29)	—	—	—	(0.46)
Total distributions	(0.09)	(0.23)	(0.53)	(0.16)	(0.27)	(0.31)	(0.82)
Net asset value at end of period	$12.90	$12.37	$11.13	$11.18	$11.03	$9.99	$9.28
Total return(C)	5.02	%(D)	13.28%	4.37	%(D)	2.89%	13.21%	10.99%	(9.30%)
Ratios and supplemental data:
Net assets at end of period (000's)	$42,890	$46,285	$49,118	$9,839	$12,650	$21,312	$25,356
Ratio to average net assets:
Net expenses(E)	0.44	%(F)	0.35%	0.41	%(F)	0.64%	0.64%	0.64%	0.65%
Gross expenses(E)	0.83	%(F)	0.86%	0.83	%(F)	0.97%	0.94%	0.93%	0.79%
Net investment income(E)	1.36	%(F)	1.42%	2.75	%(F)	1.58%	1.71%	2.26%	3.30%
Portfolio turnover rate	7	%(D)	32%	74	%(D)(G)	76%	6%	33%	30%

Touchstone Balanced Allocation Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$12.36	$11.12	$11.14	$11.01	$9.97	$9.26	$11.17
Income (loss) from investment operations:
Net investment income	0.04	0.08	0.09	(B)	0.09	(B)	0.10	(B)	0.15	(B)	0.22	(B)
Net realized and unrealized gains (losses) on investments	0.53	1.30	0.35	0.14	1.13	0.79	(1.44)
Total from investment operations	0.57	1.38	0.44	0.23	1.23	0.94	(1.22)
Distributions from:
Net investment income	(0.04)	(0.14)	(0.17)	(0.10)	(0.19)	(0.23)	(0.23)
Realized capital gains	—	—	(0.29)	—	—	—	(0.46)
Total distributions	(0.04)	(0.14)	(0.46)	(0.10)	(0.19)	(0.23)	(0.69)
Net asset value at end of period	$12.89	$12.36	$11.12	$11.14	$11.01	$9.97	$9.26
Total return(C)	4.63	%(D)	12.45%	4.03	%(D)	2.13%	12.41%	10.19%	(10.00%)
Ratios and supplemental data:
Net assets at end of period (000's)	$35,352	$36,681	$38,226	$38,388	$50,108	$59,480	$77,330
Ratio to average net assets:
Net expenses(E)	1.19	%(F)	1.10%	1.16	%(F)	1.39%	1.39%	1.39%	1.40%
Gross expenses(E)	1.57	%(F)	1.58%	1.60	%(F)	1.59%	1.59%	1.62%	1.51%
Net investment income(E)	0.61	%(F)	0.67%	2.00	%(F)	0.84%	0.98%	1.51%	2.46%
Portfolio turnover rate	7	%(D)	32%	74	%(D)(G)	76%	6%	33%	30%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Ratio does not include income and expenses of the underlying funds.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchase and sales of the Fifth Third LifeModel Moderate Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

29

Financial Highlights (Continued)

Touchstone Balanced Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$12.39	$11.15	$11.21	$11.05	$10.01	$9.30	$11.31
Income (loss) from investment operations:
Net investment income	0.11	0.22	0.14	(B)	0.20	(B)	0.23	(B)	0.24	(B)	0.31	(B)
Net realized and unrealized gains (losses) on investments	0.53	1.28	0.35	0.14	1.11	0.80	(1.46)
Total from investment operations	0.64	1.50	0.49	0.34	1.34	1.04	(1.15)
Distributions from:
Net investment income	(0.11)	(0.26)	(0.26)	(0.18)	(0.30)	(0.33)	(0.40)
Realized capital gains	—	—	(0.29)	—	—	—	(0.46)
Total distributions	(0.11)	(0.26)	(0.55)	(0.18)	(0.30)	(0.33)	(0.86)
Net asset value at end of period	$12.92	$12.39	$11.15	$11.21	$11.05	$10.01	$9.30
Total return	5.14	%(C)	13.54%	4.45	%(C)	3.18%	13.49%	11.25%	(9.00%)
Ratios and supplemental data:
Net assets at end of period (000's)	$34,450	$34,079	$47,092	$1,287	$1,866	$929	$672
Ratio to average net assets:
Net expenses(D)	0.19	%(E)	0.10%	0.16	%(E)	0.39%	0.39%	0.39%	0.40%
Gross expenses(D)	0.57	%(E)	0.59%	0.52	%(E)	1.40%	1.41%	2.28%	1.41%
Net investment income(D)	1.61	%(E)	1.67%	3.00	%(E)	1.84%	2.11%	2.46%	3.53%
Portfolio turnover rate	7	%(C)	32%	74	%(C)(F)	76%	6%	33%	30%

Touchstone Balanced Allocation Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$12.33	$11.10	$11.16	$11.00	$9.97	$9.26	$11.28
Income (loss) from investment operations:
Net investment income	0.10	0.20	0.14	(B)	0.20	(B)	0.21	(B)	0.35	(B)	0.30	(B)
Net realized and unrealized gains (losses) on investments	0.54	1.29	0.35	0.14	1.12	0.69	(1.46)
Total from investment operations	0.64	1.49	0.49	0.34	1.33	1.04	(1.16)
Distributions from:
Net investment income	(0.11)	(0.26)	(0.26)	(0.18)	(0.30)	(0.33)	(0.40)
Realized capital gains	—	—	(0.29)	—	—	—	(0.46)
Total distributions	(0.11)	(0.26)	(0.55)	(0.18)	(0.30)	(0.33)	(0.86)
Net asset value at end of period	$12.86	$12.33	$11.10	$11.16	$11.00	$9.97	$9.26
Total return	5.17	%(C)	13.51%	4.47	%(C)	3.19%	13.44%	11.29%	(9.13%)
Ratios and supplemental data:
Net assets at end of period (000's)	$37	$35	$31	$30	$31	$27	$2,011
Ratio to average net assets:
Net expenses(D)	0.19	%(E)	0.11%	0.16	%(E)	0.39%	0.39%	0.39%	0.40%
Gross expenses(D)	48.14	%(E)	63.11%	56.07	%(E)	28.86%	46.94%	2.29%	0.58%
Net investment income(D)	1.61	%(E)	1.66%	3.00	%(E)	1.85%	1.97%	3.55%	3.35%
Portfolio turnover rate	7	%(C)	32%	74	%(C)(F)	76%	6%	33%	30%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchase and sales of the Fifth Third LifeModel Moderate Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

30

Financial Highlights (Continued)

Touchstone Conservative Allocation Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$10.93	$10.50	$10.98	$10.87	$10.38	$9.84	$10.76
Income (loss) from investment operations:
Net investment income	0.09	0.19	(B)	0.10	(B)	0.21	(B)	0.26	(B)	0.34	(B)	0.48	(B)
Net realized and unrealized gains (losses) on investments	0.33	0.45	0.17	0.13	0.64	0.66	(0.61)
Total from investment operations	0.42	0.64	0.27	0.34	0.90	1.00	(0.13)
Distributions from:
Net investment income	(0.09)	(0.21)	(0.28)	(0.23)	(0.41)	(0.46)	(0.57)
Realized capital gains	—	—	(0.47)	—	—	—	(0.22)
Total distributions	(0.09)	(0.21)	(0.75)	(0.23)	(0.41)	(0.46)	(0.79)
Net asset value at end of period	$11.26	$10.93	$10.50	$10.98	$10.87	$10.38	$9.84
Total return(C)	3.90	%(D)	6.14%	2.47	%(D)	3.23%	8.81%	10.27%	(0.49%)
Ratios and supplemental data:
Net assets at end of period (000's)	$24,481	$24,857	$32,965	$8,466	$11,138	$12,141	$13,632
Ratio to average net assets:
Net expenses(E)	0.44	%(F)	0.35%	0.40	%(F)	0.61%	0.61%	0.61%	0.65%
Gross expenses(E)	0.89	%(F)	0.89%	0.85	%(F)	1.02%	0.91%	0.94%	0.86%
Net investment income(E)	1.68	%(F)	1.74%	2.28	%(F)	1.95%	2.43%	3.36%	5.09%
Portfolio turnover rate	5	%(D)	30%	79	%(D)(G)	89%	13%	33%	40%

Touchstone Conservative Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$10.88	$10.45	$10.92	$10.81	$10.33	$9.80	$10.66
Income (loss) from investment operations:
Net investment income	0.05	0.11	(B)	0.07	(B)	0.13	(B)	0.18	(B)	0.27	(B)	0.39	(B)
Net realized and unrealized gains (losses) on investments	0.33	0.45	0.17	0.13	0.63	0.64	(0.58)
Total from investment operations	0.38	0.56	0.24	0.26	0.81	0.91	(0.19)
Distributions from:
Net investment income	(0.05)	(0.13)	(0.24)	(0.15)	(0.33)	(0.38)	(0.45)
Realized capital gains	—	—	(0.47)	—	—	—	(0.22)
Total distributions	(0.05)	(0.13)	(0.71)	(0.15)	(0.33)	(0.38)	(0.67)
Net asset value at end of period	$11.21	$10.88	$10.45	$10.92	$10.81	$10.33	$9.80
Total return(C)	3.53	%(D)	5.36%	2.18	%(D)	2.50%	7.93%	9.37%	(1.20%)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,150	$15,275	$17,972	$17,104	$20,000	$23,985	$31,465
Ratio to average net assets:
Net expenses(E)	1.19	%(F)	1.10%	1.15	%(F)	1.36%	1.36%	1.36%	1.41%
Gross expenses(E)	1.65	%(F)	1.64%	1.67	%(F)	1.70%	1.61%	1.65%	1.54%
Net investment income(E)	0.93	%(F)	0.99%	1.53	%(F)	1.20%	1.72%	2.61%	4.23%
Portfolio turnover rate	5	%(D)	30%	79	%(D)(G)	89%	13%	33%	40%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Ratio does not include income and expenses of the underlying funds.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchase and sales of the Fifth Third LifeModel Conservative Fund and Fifth Third LifeModel Moderately Conservative Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

31

Financial Highlights (Continued)

Touchstone Conservative Allocation Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$10.93	$10.51	$10.99	$10.87	$10.39	$9.85	$10.78
Income (loss) from investment operations:
Net investment income	0.11	0.21	(B)	0.12	(B)	0.24	(B)	0.29	(B)	0.35	(B)	0.44	(B)
Net realized and unrealized gains (losses) on investments	0.33	0.45	0.16	0.14	0.62	0.67	(0.54)
Total from investment operations	0.44	0.66	0.28	0.38	0.91	1.02	(0.10)
Distributions from:
Net investment income	(0.11)	(0.24)	(0.29)	(0.26)	(0.43)	(0.48)	(0.61)
Realized capital gains	—	—	(0.47)	—	—	—	(0.22)
Total distributions	(0.11)	(0.24)	(0.76)	(0.26)	(0.43)	(0.48)	(0.83)
Net asset value at end of period	$11.26	$10.93	$10.51	$10.99	$10.87	$10.39	$9.85
Total return	4.03	%(C)	6.31%	2.60	%(C)	3.60%	8.97%	10.54%	(0.17%)
Ratios and supplemental data:
Net assets at end of period (000's)	$20,893	$23,230	$33,329	$2,156	$1,370	$1,129	$234
Ratio to average net assets:
Net expenses(D)	0.19	%(E)	0.10%	0.15	%(E)	0.36%	0.36%	0.34%	0.40%
Gross expenses(D)	0.62	%(E)	0.62%	0.57	%(E)	1.38%	1.65%	1.65%	7.77%
Net investment income(D)	1.93	%(E)	1.99%	2.53	%(E)	2.20%	2.72%	3.40%	4.56%
Portfolio turnover rate	5	%(C)	30%	79	%(C)(F)	89%	13%	33%	40%

Touchstone Conservative Allocation Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$10.95	$10.51	$10.99	$10.89	$10.40	$9.86	$10.79
Income (loss) from investment operations:
Net investment income	0.16	0.21	(B)	0.12	(B)	0.24	(B)	0.29	(B)	0.37	(B)	0.47	(B)
Net realized and unrealized gains (losses) on investments	0.27	0.47	0.16	0.12	0.63	0.65	(0.58)
Total from investment operations	0.43	0.68	0.28	0.36	0.92	1.02	(0.11)
Distributions from:
Net investment income	(0.11)	(0.24)	(0.29)	(0.26)	(0.43)	(0.48)	(0.60)
Realized capital gains	—	—	(0.47)	—	—	—	(0.22)
Total distributions	(0.11)	(0.24)	(0.76)	(0.26)	(0.43)	(0.48)	(0.82)
Net asset value at end of period	$11.27	$10.95	$10.51	$10.99	$10.89	$10.40	$9.86
Total return	4.02	%(C)	6.40%	2.50	%(C)	3.52%	9.06%	10.52%	(0.19%)
Ratios and supplemental data:
Net assets at end of period (000's)	$74	$82	$1,198	$1,342	$6,459	$6,158	$6,017
Ratio to average net assets:
Net expenses(D)	0.19	%(E)	0.09%	0.15	%(E)	0.36%	0.36%	0.36%	0.40%
Gross expenses(D)	21.88	%(E)	4.85%	1.93	%(E)	0.66%	0.63%	0.56%	1.43%
Net investment income(D)	1.93	%(E)	2.00%	2.53	%(E)	2.20%	2.70%	3.62%	4.85%
Portfolio turnover rate	5	%(C)	30%	79	%(C)(F)	89%	13%	33%	40%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchase and sales of the Fifth Third LifeModel Conservative Fund and Fifth Third LifeModel Moderately Conservative Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

32

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$13.82	$11.75	$11.28	$11.40	$9.58	$8.66	$12.33
Income (loss) from investment operations:
Net investment income	0.05	0.12	0.14	(B)	0.13	(B)	0.08	(B)	0.12	(B)	0.10	(B)
Net realized and unrealized gains (losses) on investments	0.74	2.31	0.67	(0.14)	1.80	0.99	(3.12)
Total from investment operations	0.79	2.43	0.81	(0.01)	1.88	1.11	(3.02)
Distributions from:
Net investment income	(0.05)	(0.26)	(0.34)	(0.11)	(0.06)	(0.19)	—
Realized capital gains	—	(0.10)	—	—	—	—	(0.65)
Total distributions	(0.05)	(0.36)	(0.34)	(0.11)	(0.06)	(0.19)	(0.65)
Net asset value at end of period	$14.56	$13.82	$11.75	$11.28	$11.40	$9.58	$8.66
Total return(C)	5.76	%(D)	20.69%	7.29	%(D)	(0.04%)	19.65%	12.78%	(23.55%)
Ratios and supplemental data:
Net assets at end of period (000's)	$28,862	$29,279	$31,432	$10,320	$13,619	$16,721	$20,556
Ratio to average net assets:
Net expenses(E)	0.44	%(F)	0.35%	0.39	%(F)	0.57%	0.57%	0.57%	0.56%
Gross expenses(E)	0.98	%(F)	1.01%	1.04	%(F)	1.21%	1.13%	1.18%	1.03%
Net investment income(E)	0.67	%(F)	0.87%	2.95	%(F)	1.17%	0.77%	1.26%	1.14%
Portfolio turnover rate	10	%(D)	50%	65	%(D)(G)	77%	8%	41%	27%

Touchstone Growth Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$13.32	$11.32	$10.80	$10.90	$9.18	$8.30	$11.95
Income (loss) from investment operations:
Net investment income	(0.01)	0.02	0.10	(B)	0.04	(B)	—	(B)(H)	0.04	(B)	0.03	(B)
Net realized and unrealized gains (losses) on investments	0.72	2.24	0.63	(0.12)	1.72	0.96	(3.03)
Total from investment operations	0.71	2.26	0.73	(0.08)	1.72	1.00	(3.00)
Distributions from:
Net investment income	(0.01)	(0.16)	(0.21)	(0.02)	—	(0.12)	—
Realized capital gains	—	(0.10)	—	—	—	—	(0.65)
Total distributions	(0.01)	(0.26)	(0.21)	(0.02)	—	(0.12)	(0.65)
Net asset value at end of period	$14.02	$13.32	$11.32	$10.80	$10.90	$9.18	$8.30
Total return(C)	5.39	%(D)	19.88%	6.82	%(D)	(0.75%)	18.74%	12.03%	(24.16%)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,734	$24,066	$24,065	$23,968	$33,477	$36,655	$48,126
Ratio to average net assets:
Net expenses(E)	1.19	%(F)	1.10%	1.14	%(F)	1.32%	1.32%	1.32%	1.31%
Gross expenses(E)	1.73	%(F)	1.73%	1.81	%(F)	1.87%	1.75%	1.84%	1.75%
Net investment income(E)	(0.08	%)(F)	0.12%	2.20	%(F)	0.42%	0.02%	0.47%	0.42%
Portfolio turnover rate	10	%(D)	50%	65	%(D)(G)	77%	8%	41%	27%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Ratio does not include income and expenses of the underlying funds.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchase and sales of the Fifth Third LifeModel Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(H)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

33

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$13.96	$11.86	$11.43	$11.57	$9.72	$8.77	$12.45
Income (loss) from investment operations:
Net investment income	0.08	0.18	0.16	(B)	0.15	(B)	0.12	(B)	0.05	(B)	0.12	(B)
Net realized and unrealized gains (losses) on investments	0.73	2.31	0.67	(0.14)	1.81	1.11	(3.15)
Total from investment operations	0.81	2.49	0.83	0.01	1.93	1.16	(3.03)
Distributions from:
Net investment income	(0.07)	(0.29)	(0.40)	(0.15)	(0.08)	(0.21)	—
Realized capital gains	—	(0.10)	—	—	—	—	(0.65)
Total distributions	(0.07)	(0.39)	(0.40)	(0.15)	(0.08)	(0.21)	(0.65)
Net asset value at end of period	$14.70	$13.96	$11.86	$11.43	$11.57	$9.72	$8.77
Total return	5.83	%(C)	21.06%	7.35	%(C)	0.22%	19.94%	13.22%	(23.40%)
Ratios and supplemental data:
Net assets at end of period (000's)	$13,989	$16,716	$27,873	$881	$3,561	$2,322	$667
Ratio to average net assets:
Net expenses(D)	0.19	%(E)	0.10%	0.14	%(E)	0.32%	0.32%	0.32%	0.32%
Gross expenses(D)	0.72	%(E)	0.68%	0.65	%(E)	1.62%	1.13%	1.33%	3.50%
Net investment income(D)	0.92	%(E)	1.12%	3.20	%(E)	1.42%	1.11%	0.56%	1.46%
Portfolio turnover rate	10	%(C)	50%	65	%(C)(F)	77%	8%	41%	27%

Touchstone Growth Allocation Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Month	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012 (A)	2012	2011	2010	2009
Net asset value at beginning of period	$12.70	$10.82	$10.58	$11.56	$9.71	$8.77	$12.44
Income (loss) from investment operations:
Net investment income	0.06	0.15	0.14	(B)	0.15	(B)	0.11	(B)	0.32	(B)	0.12	(B)
Net realized and unrealized gains (losses) on investments	0.68	2.12	0.61	(0.25)	1.83	0.83	(3.14)
Total from investment operations	0.74	2.27	0.75	(0.10)	1.94	1.15	(3.02)
Distributions from:
Net investment income	(0.07)	(0.29)	(0.51)	(0.88)	(0.09)	(0.21)	—
Realized capital gains	—	(0.10)	—	—	—	—	(0.65)
Total distributions	(0.07)	(0.39)	(0.51)	(0.88)	(0.09)	(0.21)	(0.65)
Net asset value at end of period	$13.37	$12.70	$10.82	$10.58	$11.56	$9.71	$8.77
Total return	5.85	%(C)	21.06%	7.30	%(C)	(0.26%)	20.01%	13.10%	(23.34%)
Ratios and supplemental data:
Net assets at end of period (000's)	$21	$20	$29	$13	$788	$674	$17,845
Ratio to average net assets:
Net expenses(D)	0.19	%(E)	0.10%	0.14	%(E)	0.32%	0.32%	0.32%	0.31%
Gross expenses(D)	87.19	%(E)	98.07%	94.73	%(E)	7.68%	2.29%	0.67%	0.50%
Net investment income(D)	0.92	%(E)	1.12%	3.20	%(E)	1.42%	0.96%	3.37%	1.39%
Portfolio turnover rate	10	%(C)	50%	65	%(C)(F)	77%	8%	41%	27%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchase and sales of the Fifth Third LifeModel Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

34

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$12.99	$11.30	$11.13	$11.11	$9.66	$8.87	$11.91
Income (loss) from investment operations:
Net investment income	0.07	0.17	0.14	(B)	0.15	(B)	0.12	(B)	0.15	(B)	0.17	(B)
Net realized and unrealized gains (losses) on investments	0.65	1.77	0.51	0.02	(C)	1.47	0.87	(D)	(2.37)
Total from investment operations	0.72	1.94	0.65	0.17	1.59	1.02	(2.20)
Distributions from:
Net investment income	(0.08)	(0.25)	(0.30)	(0.15)	(0.14)	(0.23)	(0.16)
Realized capital gains	—	—	(0.18)	—	—	—	(0.68)
Total distributions	(0.08)	(0.25)	(0.48)	(0.15)	(0.14)	(0.23)	(0.84)
Net asset value at end of period	$13.63	$12.99	$11.30	$11.13	$11.11	$9.66	$8.87
Total return(E)	5.57	%(F)	17.23%	5.96	%(F)	1.65%	16.56%	11.52	%(D)	(17.27%)
Ratios and supplemental data:
Net assets at end of period (000's)	$64,363	$68,184	$71,235	$15,181	$18,848	$22,740	$25,782
Ratio to average net assets:
Net expenses(G)	0.44	%(H)	0.35%	0.39	%(H)	0.57%	0.57%	0.57%	0.57%
Gross expenses(G)	0.90	%(H)	0.93%	0.90	%(H)	1.03%	1.01%	1.08%	0.99%
Net investment income(G)	1.12	%(H)	1.27%	2.90	%(H)	1.38%	1.17%	1.53%	2.00%
Portfolio turnover rate	7	%(F)	38%	73	%(F)(I)	77%	9%	38%	32%

Touchstone Moderate Growth Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$12.79	$11.13	$10.89	$10.86	$9.44	$8.67	$11.63
Income (loss) from investment operations:
Net investment income	0.02	0.06	0.10	(B)	0.07	(B)	0.05	(B)	0.07	(B)	0.11	(B)
Net realized and unrealized gains (losses) on investments	0.63	1.77	0.50	0.02	(C)	1.43	0.86	(D)	(2.31)
Total from investment operations	0.65	1.83	0.60	0.09	1.48	0.93	(2.20)
Distributions from:
Net investment income	(0.03)	(0.17)	(0.18)	(0.06)	(0.06)	(0.16)	(0.08)
Realized capital gains	—	—	(0.18)	—	—	—	(0.68)
Total distributions	(0.03)	(0.17)	(0.36)	(0.06)	(0.06)	(0.16)	(0.76)
Net asset value at end of period	$13.41	$12.79	$11.13	$10.89	$10.86	$9.44	$8.67
Total return(E)	5.11	%(F)	16.49%	5.52	%(F)	0.89%	15.70%	10.71	%(D)	(17.90%)
Ratios and supplemental data:
Net assets at end of period (000's)	$47,405	$49,601	$48,985	$47,508	$61,074	$70,934	$92,373
Ratio to average net assets:
Net expenses(G)	1.19	%(H)	1.11%	1.14	%(H)	1.32%	1.32%	1.32%	1.32%
Gross expenses(G)	1.64	%(H)	1.65%	1.68	%(H)	1.74%	1.69%	1.74%	1.69%
Net investment income(G)	0.37	%(H)	0.52%	2.15	%(H)	0.63%	0.46%	0.78%	1.33%
Portfolio turnover rate	7	%(F)	38%	73	%(F)(I)	77%	9%	38%	32%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Ratio does not include income and expenses of the underlying funds.
(H)	Annualized.
(I)	Portfolio turnover excludes the purchase and sales of the Fifth Third LifeModel Moderately Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

35

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012(A)	2012	2011	2010	2009
Net asset value at beginning of period	$13.09	$11.38	$11.24	$11.23	$9.75	$8.95	$12.02
Income (loss) from investment operations:
Net investment income	0.11	0.21	0.15	(B)	0.18	(B)	0.18	(B)	0.17	(B)	0.20	(B)
Net realized and unrealized gains (losses) on investments	0.63	1.78	0.52	0.01	(C)	1.46	0.88	(D)	(2.40)
Total from investment operations	0.74	1.99	0.67	0.19	1.64	1.05	(2.20)
Distributions from:
Net investment income	(0.10)	(0.28)	(0.35)	(0.18)	(0.16)	(0.25)	(0.19)
Realized capital gains	—	—	(0.18)	—	—	—	(0.68)
Total distributions	(0.10)	(0.28)	(0.53)	(0.18)	(0.16)	(0.25)	(0.87)
Net asset value at end of period	$13.73	$13.09	$11.38	$11.24	$11.23	$9.75	$8.95
Total return	5.66	%(E)	17.57%	6.04	%(E)	1.84%	16.93%	11.77	%(D)	(17.07%)
Ratios and supplemental data:
Net assets at end of period (000's)	$26,280	$30,498	$43,585	$763	$1,289	$635	$508
Ratio to average net assets:
Net expenses(F)	0.19	%(G)	0.10%	0.14	%(G)	0.32%	0.32%	0.32%	0.32%
Gross expenses(F)	0.60	%(G)	0.60%	0.54	%(G)	1.89%	1.65%	2.59%	2.64%
Net investment income(F)	1.37	%(G)	1.53%	3.15	%(G)	1.63%	1.63%	1.72%	2.34%
Portfolio turnover rate	7	%(E)	38%	73	%(E)(H)	77%	9%	38%	32%

Touchstone Moderate Growth Allocation Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Five Months
Ended	Ended	Ended
June 30, 2014	December 31,	December 31,	Year Ended July 31,
(Unaudited)	2013	2012 (A)	2012	2011	2010	2009
Net asset value at beginning of period	$13.03	$11.33	$11.18	$11.16	$9.75	$8.95	$12.01
Income (loss) from investment operations:
Net investment income	0.09	0.19	0.15	(B)	0.18	(B)	0.15	(B)	0.28	(B)	0.19	(B)
Net realized and unrealized gains (losses) on investments	0.65	1.79	0.52	0.02	(C)	1.48	0.78	(D)	(2.38)
Total from investment operations	0.74	1.98	0.67	0.20	1.63	1.06	(2.19)
Distributions from:
Net investment income	(0.10)	(0.28)	(0.34)	(0.18)	(0.22)	(0.26)	(0.19)
Realized capital gains	—	—	(0.18)	—	—	—	(0.68)
Total distributions	(0.10)	(0.28)	(0.52)	(0.18)	(0.22)	(0.26)	(0.87)
Net asset value at end of period	$13.67	$13.03	$11.33	$11.18	$11.16	$9.75	$8.95
Total return	5.68	%(E)	17.57%	6.11	%(E)	1.92%	16.88%	11.79	%(D)	(16.99%)
Ratios and supplemental data:
Net assets at end of period (000's)	$11	$10	$9	$8	$8	$7	$7,948
Ratio to average net assets:
Net expenses(F)	0.19	%(G)	0.11%	0.14	%(G)	0.32%	0.32%	0.32%	0.32%
Gross expenses(F)	186.97	%(G)	228.55%	230.25	%(G)	111.34%	183.59%	0.99%	0.61%
Net investment income(F)	1.37	%(G)	1.52%	3.15	%(G)	1.63%	1.43%	2.99%	2.21%
Portfolio turnover rate	7	%(E)	38%	73	%(E)(H)	77%	9%	38%	32%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(E)	Not annualized.
(F)	Ratio does not include income and expenses of the underlying funds.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchase and sales of the Fifth Third LifeModel Moderately Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

36

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of seventeen funds, including the following five funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Dynamic Equity Fund (“Dynamic Equity Fund”)

Touchstone Balanced Allocation Fund (“Balanced Allocation Fund”)

Touchstone Conservative Allocation Fund (“Conservative Allocation Fund”)

Touchstone Growth Allocation Fund (“Growth Allocation Fund”)

Touchstone Moderate Growth Allocation Fund (“Moderate Growth Allocation Fund”)

Each Fund is an open-end, diversified, management investment company. Additionally, the Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Growth Allocation Fund (collectively, the “Allocation Funds”) are “Funds of Funds”, sub-advised by Ibbotson Associates, Inc., which seek to achieve their investment goals by primarily investing in a diversified portfolio of affiliated underlying equity and fixed income funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Allocation Funds expect to invest their assets among equity and fixed income funds in the following ranges:

	Equity	Fixed Income
	Allocation Fund	Allocation Fund
Balanced Allocation Fund	50-70%	30-50%
Conservative Allocation Fund	20-40%	60-80%
Growth Allocation Fund	90-100%	0-10%
Moderate Growth Allocation Fund	70-90%	10-30%

The investment goal of each of the underlying funds that the Allocation Funds invest in is as follows:

Fund	Investment Goal
Touchstone Arbitrage Fund	The Fund seeks to achieve positive absolute returns regardless of market conditions.

Touchstone Active Bond Fund (formerly known as Touchstone Core Bond Fund)	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in bonds.
Touchstone Dynamic Equity Fund	Seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Touchstone Emerging Markets Equity Fund	Seeks capital appreciation by primarily investing in equity securities of companies in emerging markets.
Touchstone Flexible Income Fund	Seeks a high level of income consistent with reasonable risk by investing primarily in income producing securities. Capital appreciation is a secondary goal.
Touchstone Focused Fund	Seeks capital appreciation by primarily investing in equity securities.
Touchstone Global Real Estate Fund	Seeks capital appreciation by primarily investing in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization.
Touchstone Growth Opportunities Fund	Seeks long-term growth of capital by investing primarily in stocks of U.S. companies of any size.
Touchstone High Yield Fund	Seeks to achieve a high level of income by primarily investing in non-investment grade debt securities. Capital appreciation is a secondary consideration.
Touchstone Institutional Money Market Fund	Seeks high current income, consistent with liquidity and stability of principal. It invests in U.S. government securities and high quality money market instruments rated in one of the top two short-term rating categories or determined to be of comparable quality.
Touchstone International Fixed Income Fund	Seeks total return by investing primarily in fixed income securities of issuers located outside the United States.

37

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Goal
Touchstone International Small Cap Fund	Seeks capital appreciation by primarily investing in equity securities of non-U.S. small capitalization companies, including companies located in countries with emerging markets.
Touchstone International Value Fund	Seeks long-term capital growth by primarily investing in equity securities of non-U.S. companies.
Touchstone Mid Cap Fund	Seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S. listed companies.
Touchstone Mid Cap Value Fund	Seeks capital appreciation by primarily investing in common stocks of medium capital- ization companies.
Touchstone Premium Yield Equity Fund	Seeks long-term growth of capital and high current income by investing primarily in equity securities of any size.
Touchstone Sands Capital Emerging Markets Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities of emerging market countries.
Touchstone Sands Capital Institutional Growth Fund	Seeks long-term capital appreciation by primarily investing in common stocks of U.S. companies believed to have above-average potential for earnings or revenue growth.
Touchstone Small Cap Core Fund	Seeks capital appreciation by primarily investing in common stocks of small capitalization U.S. companies.
Touchstone Small Cap Growth Fund	Seeks long-term capital growth by investing primarily in stocks of small-cap companies.
Touchstone Small Cap Value Fund	Seeks long-term capital appreciation by primarily investing in common stocks of small-cap companies.
Touchstone Total Return Bond Fund	Seeks to provide current income, by primarily investing in fixed-income securities. Capital appreciation is a secondary goal.
Touchstone Ultra Short Duration Fixed Income Fund	Seeks maximum total return consistent with the preservation of capital by investing primarily in fixed income securities.
Touchstone Value Fund	Seeks long-term capital growth by primarily investing in equity securities of large- and mid-capitalization companies believed to be undervalued.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

38

Notes to Financial Statements (Unaudited) (Continued)

• Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last bid price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last bid price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees (the “Board”) and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation — Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

Level 3 Valuation — Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board.

The Funds may use fair value pricing under the following circumstances, among others:

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

39

Notes to Financial Statements (Unaudited) (Continued)

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Allocation Funds — The Allocation Funds invest in securities of affiliated mutual funds (the “Underlying Funds”). The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds. Investments in the Underlying Funds are valued at the NAV per share of each class of the Underlying Funds and are categorized as Level 1.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Cash and cash equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents and are included in the investments on the financial statements. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2014, the Dynamic Equity Fund held securities sold short with a fair value of $14,425,049 and had securities with a fair value of $103,400,193 held as collateral and cash collateral of $1,313,132 for both securities sold short and options written.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as

40

Notes to Financial Statements (Unaudited) (Continued)

realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of June 30, 2014, and the six months then ended, the Dynamic Equity Fund held written options with a fair value of $1,356,070 and had securities with a fair value of $103,400,193 held as collateral and cash collateral of $1,313,132 for both securities sold short and written options.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails

41

Notes to Financial Statements (Unaudited) (Continued)

to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2014, the Dynamic Equity Fund’s derivative assets and liabilities (by type) on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Written Options	$—	$1,356,070
Total gross amount of assets and liabilities subject to MNA	$—	$1,356,070

The following table presents the Dynamic Equity Fund’s derivative liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2014:

		Gross Amounts
		Available for Offset
	Gross Amount of	in Statement of	Non-cash		Net Amount of
	Recognized	Assets and	Collateral	Cash Collateral	Derivative
	Liabilities(A)	Liabilities	Pledged(B)	Pledged(B)	Liabilities(C)
Written Options	$1,356,070	$—	$(1,243,272)	$(112,798)	$—
Total	$1,356,070	$—	$(1,243,272)	$(112,798)	$—

(A)	Gross and net amounts are equal.

(B)	Pershing is the counterparty.

(C)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2014:

Fair Value of Derivative Investments
As of June 30, 2014
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives*	Derivatives*
Dynamic Equity Fund	Options - Equity Contracts	$—	$1,356,070

* Statements of Assets and Liabilities Location: Written options, at market value.

42

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the operations of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2014.

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended June 30, 2014
			Change in
		Realized	Unrealized
	Derivatives not accounted for as hedging	Gain(Loss)	Appreciation
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Dynamic Equity Fund	Purchased Options - Equity Contacts*	$(2,027,382)	$—
	Written Options - Equity Contacts**	292,250	442,829

*  Statements of Operations Location: Net realized gains on investments from non-affiliated securities.

**  Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

For the six months ended June 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Dynamic
Equity
Fund
Equity contracts:
Written Options - Average number of contracts	413

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00%. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic Equity Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. The Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Growth Allocation Fund each declare and distribute net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invests in Underlying Funds is affected by the timing of dividend declarations by those Underlying Funds.

43

Notes to Financial Statements (Unaudited) (Continued)

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2014:

	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Purchases of investment securities	$102,335,177	$7,999,911	$3,127,868
Proceeds from sales and maturities	$99,349,488	$19,919,668	$9,581,154

		Moderate
	Growth	Growth
	Allocation	Allocation
	Fund	Fund
Purchases of investment securities	$6,791,366	$9,513,818
Proceeds from sales and maturities	$14,948,710	$27,400,277

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2014.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee will also receive compensation for each board meeting and committee meeting attended. Each standing committee chair will receive additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $30,116 for the six months ended June 30, 2014.

44

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Dynamic Equity Fund	0.85% on the first $300 million of assets
0.80% on the next $200 million of assets
0.75% on the next $250 million of assets
0.70% on the next $250 million of assets
0.65% on the next $500 million of assets
0.60% on the next $500 million of assets
0.55% on such assets in excess of $2 billion
Balanced Allocation Fund	0.20% on the first $1 billion of assets
Conservative Allocation Fund	0.175% on the next $1 billion of assets
0.150% on the next $1 billion of assets
0.125% of such assets in excess of $3 billion
Growth Allocation Fund	0.25% on the first $1 billion of assets
Moderate Growth Allocation Fund	0.225% on the next $1 billion of assets
0.20% on the next $1 billion of assets
0.175% of such assets in excess of $3 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Analytic Investors, LLC	Ibbotson Associates, Inc.
Dynamic Equity Fund	Balanced Allocation Fund
Conservative Allocation Fund
Growth Allocation Fund
Moderate Growth Allocation Fund

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional	Termination
Fund	Class A	Class C	Class Y	Class	Date
Dynamic Equity Fund	1.55%	2.30%	1.30%	1.25%	April 30, 2015
Balanced Allocation Fund	0.49%	1.24%	0.24%	0.24%	April 30, 2015
Conservative Allocation Fund	0.49%	1.24%	0.24%	0.24%	April 30, 2015
Growth Allocation Fund	0.49%	1.24%	0.24%	0.24%	April 30, 2015
Moderate Growth Allocation Fund	0.49%	1.24%	0.24%	0.24%	April 30, 2015

45

Notes to Financial Statements (Unaudited) (Continued)

For the period September 10, 2013 to April 29, 2014, the expense limitations for the Allocation Funds were as follows:

				Institutional
Fund	Class A	Class C	Class Y	Class
Balanced Allocation Fund	0.41%	1.16%	0.16%	0.16%
Conservative Allocation Fund	0.41%	1.16%	0.16%	0.16%
Growth Allocation Fund	0.41%	1.16%	0.16%	0.16%
Moderate Growth Allocation Fund	0.41%	1.16%	0.16%	0.16%

Prior to September 10, 2013, the expense limitations for the Allocation Funds were as follows:

				Institutional
Fund	Class A	Class C	Class Y	Class
Balanced Allocation Fund	0.33%	1.08%	0.08%	0.08%
Conservative Allocation Fund	0.33%	1.08%	0.08%	0.08%
Growth Allocation Fund	0.33%	1.08%	0.08%	0.08%
Moderate Growth Allocation Fund	0.33%	1.08%	0.08%	0.08%

During the six months ended June 30, 2014, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees, of the Funds as follows:

	Investment		Other
	Advisory		Operating
	Fees	Administration	Expenses
	Waived	Fees Waived	Reimbursed	Total
Dynamic Equity Fund	$—	$—	$20,724	$20,724
Balanced Allocation Fund	44,252	91,265	93,448	228,965
Conservative Allocation Fund	31,527	50,197	66,862	148,586
Growth Allocation Fund	56,012	53,958	79,816	189,786
Moderate Growth Allocation Fund	92,183	113,354	119,937	325,474

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of June 30, 2014, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	July 31,	December 31,	December 31,	December 31,
Fund	2015	2015	2016	2017	Total
Dynamic Equity Fund	$—	$3,819	$6,904	$—	$10,723
Balanced Allocation Fund	18,241	172,469	513,519	168,517	872,746
Conservative Allocation Fund	24,108	115,995	320,973	109,840	570,916
Growth Allocation Fund	32,481	138,241	396,930	133,939	701,591
Moderate Growth Allocation Fund	31,679	231,358	666,379	232,396	1,161,812

For the six months ended June 30, 2014, the Advisor may recoup fees and expenses, subject to Board approval, from the Dynamic Equity Fund of $5,770.

46

Notes to Financial Statements (Unaudited) (Continued)

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $17 per sub-account maintained by the intermediary. The Funds will only reimburse the Advisor up to $17 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

47

Notes to Financial Statements (Unaudited) (Continued)

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended June 30, 2014:

Fund	Amount
Dynamic Equity Fund	$2,680
Balanced Allocation Fund	6,679
Conservative Allocation Fund	6,669
Growth Allocation Fund	4,920
Moderate Growth Allocation Fund	5,234

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2014:

Fund	Amount
Balanced Allocation Fund	$12
Conservative Allocation Fund	26
Growth Allocation Fund	175
Moderate Growth Allocation Fund	326

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of the Dynamic Equity Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2014, is as follows:

	Share Activity
						Market
	Balance			Balance		Value
Fund	12/31/13	Purchases	Sales	06/30/14	Dividends	06/30/14
Dynamic Equity Fund	1,679,688	20,780,338	(14,017,962)	8,442,064	$174	$8,442,064

A summary of each Allocation Fund’s transactions in affiliated Underlying Funds during the six months ended June 30, 2014 is as follows:

Balanced Allocation Fund
	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/14	Income	Gain/Loss
Touchstone Active Bond Fund	$65,737	$287,201	$3,375,546	$56,503	$(5,865)
Touchstone Total Return Bond Fund	482,739	1,167,164	13,135,248	216,104	(32,752)
Touchstone Ultra Short Duration Fixed Income Fund	186,310	920,556	11,259,814	96,340	(12,769)
Touchstone International Small Cap Fund	17,613	408,682	3,385,151	—	93,951
Touchstone International Value Fund	44,707	2,672,985	10,166,645	—	397,989
Touchstone Focused Fund	3,329	1,734,407	3,305,612	—	427,277

48

Notes to Financial Statements (Unaudited) (Continued)

Balanced Allocation Fund
	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/14	Income	Gain/Loss
Touchstone Value Fund	$124,391	$2,380,361	$7,811,482	$118,356	$701,694
Touchstone Growth Opportunities Fund	14,179	333,908	2,197,778	—	54,104
Touchstone Sands Capital Institutional Growth Fund	379,064	1,270,318	8,812,357	—	(15,581)
Touchstone Premium Yield Equity Fund, Class Y	249,644	1,748,374	7,537,406	247,834	167,531
Touchstone Flexible Income Fund	133,535	678,683	5,561,327	133,535	1,066
Touchstone International Fixed Income Fund	7,921	612,785	5,560,506	—	(9,116)
Touchstone Emerging Markets Equity Fund	181,004	2,917,631	2,235,163	—	(85,958)
Touchstone Sands Capital Emerging Markets Growth Fund	3,300,000	4,350	3,311,050	—	—
Touchstone Dynamic Equity Fund	8,761	979,101	3,924,385	—	160,381
Touchstone Arbitrage Fund	532,048	180,959	3,836,891	—	28
Touchstone Institutional Money Market Fund	30,929	189,108	3,354,382	171	(1)
Touchstone Mid Cap Fund	1,012,345	253,323	3,231,407	—	47,111
Touchstone Global Real Estate Fund	85,602	570,606	2,733,129	85,602	(75,741)
Touchstone Small Cap Core Fund	1,078	90,582	1,118,968	—	15,985
Touchstone Small Cap Value Fund^	70,456	147,768	1,095,521	13,088	50,772
Touchstone High Yield Fund	52,438	200,527	1,958,434	52,438	5,978
Touchstone Small Cap Growth Fund	16,081	168,839	1,084,405	—	10,842
Touchstone Mid Cap Value Fund	1,000,000	1,450	999,709	—	—
Total:	$7,999,911	$19,919,668	$110,992,316	$1,019,971	$1,896,926

Conservative Allocation Fund
	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/14	Income	Gain/Loss
Touchstone Active Bond Fund	$70,508	$354,460	$3,003,570	$51,787	$6,950
Touchstone Total Return Bond Fund	329,495	1,524,613	11,982,179	206,663	(38,088)
Touchstone Ultra Short Duration Fixed Income Fund	276,713	1,185,370	12,405,134	107,201	(16,363)
Touchstone International Fixed Income	63,521	737,324	4,735,727	—	(8,153)
Touchstone Flexible Income Fund	127,307	629,205	4,178,402	102,421	(16,418)
Touchstone Growth Opportunities Fund	51,975	139,369	593,886	—	17,995
Touchstone Sands Capital Institutional Growth Fund	499,339	799,562	2,970,927	—	(19,822)
Touchstone International Small Cap Fund	56,797	137,650	597,344	—	20,984

49

Notes to Financial Statements (Unaudited) (Continued)

Conservative Allocation Fund
	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/14	Income	Gain/Loss
Touchstone International Value Fund	$234,525	$591,301	$2,406,462	$—	$61,383
Touchstone Institutional Money Market Fund	49,701	268,586	2,989,058	157	(2)
Touchstone Arbitrage Fund	66,873	250,368	2,987,463	—	(928)
Touchstone Value Fund	212,369	631,104	2,983,932	39,336	154,347
Touchstone Premium Yield Equity Fund, Class Y	284,562	1,484,222	2,622,926	106,557	164,164
Touchstone Dynamic Equity Fund	107,691	303,220	1,793,855		33,832
Touchstone High Yield Fund	33,496	140,426	1,046,553	28,765	5,105
Touchstone Small Cap Core Fund	54,298	109,416	598,990	—	14,818
Touchstone Emerging Markets Equity Fund	66,626	153,668	598,423	—	(10,243)
Touchstone Global Real Estate	35,067	138,754	595,714	18,560	(6,711)
Touchstone Mid Cap Value Fund	507,005	2,536	505,055	—
Total:	$3,127,868	$9,581,154	$59,595,600	$661,447	$362,850

Growth Allocation Fund
	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/14	Income	Gain/Loss
Touchstone International Small Cap Fund	$11,207	$587,233	$4,697,741	$—	$114,744
Touchstone International Value Fund	15,085	1,917,885	8,055,725	—	302,567
Touchstone Focused Fund	—	700,364	5,350,144	—	170,986
Touchstone Value Fund	78,420	887,287	5,998,006	78,420	63,090
Touchstone Growth Opportunities Fund	6,264	1,151,126	2,639,892	—	188,368
Touchstone Sands Capital Institutional Growth Fund	128,091	742,501	5,958,093	—	(12,800)
Touchstone Emerging Markets Equity Fund	291,714	4,390,184	4,021,451	—	(130,031)
Touchstone Sands Capital Emerging Markets Growth Fund	4,600,000	56,318	4,564,913	—	(1)
Touchstone Premium Yield Equity Fund, Class Y	145,797	915,301	4,651,462	145,797	75,346
Touchstone Small Cap Core Fund	6,770	242,338	2,671,796	—	41,120
Touchstone Small Cap Value Fund^	105,766	196,981	1,666,134	19,447	75,722
Touchstone Ultra Short Duration Fixed Income Fund	76,869	330,977	3,971,042	33,108	(4,464)
Touchstone Dynamic Equity Fund	602,460	320,370	3,233,871	—	49,553
Touchstone Global Real Estate Fund	92,032	545,341	3,002,249	90,825	(76,912)
Touchstone Small Cap Growth Fund	13,794	319,198	2,664,720	—	16,976

50

Notes to Financial Statements (Unaudited) (Continued)

Growth Allocation Fund
	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/14	Income	Gain/Loss
Touchstone Mid Cap Fund	$600,000	$148,813	$1,939,275	$—	$40,415
Touchstone Mid Cap Value Fund	3,858	193,655	1,332,606	3,859	27,271
Touchstone Arbitrage Fund	13,239	1,302,838	111,132	—	(6,066)
Total:	$6,791,366	$14,948,710	$66,530,252	$371,456	$935,884

Moderate Growth Allocation Fund
	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/14	Income	Gain/Loss
Touchstone Total Return Bond Fund	$250,509	$1,494,316	$14,247,655	$238,216	$(40,958)
Touchstone Ultra Short Duration Fixed Income Fund	60,770	525,372	7,267,968	61,321	(7,072)
Touchstone International Small Cap Fund	10,073	823,461	5,569,688	—	164,606
Touchstone International Value Fund	13,718	3,856,913	13,981,746	—	645,206
Touchstone Focused Fund	—	1,246,441	8,325,606	—	364,377
Touchstone Value Fund	144,389	1,798,335	11,084,897	144,390	612,519
Touchstone Growth Opportunities Fund	—	846,316	5,531,810	—	121,201
Touchstone Sands Capital Institutional Growth Fund	119,705	1,509,076	12,427,880	—	(7,675)
Touchstone Emerging Markets Equity Fund	113,397	6,873,626	5,506,113	—	(181,243)
Touchstone Sands Capital Emerging Markets Growth Fund	5,500,000	—	5,525,701	—	—
Touchstone Premium Yield Equity Fund, Class Y	308,966	2,045,779	9,671,132	308,966	144,467
Touchstone Small Cap Core Fund	—	439,669	4,153,575	—	79,817
Touchstone Small Cap Value Fund^	160,470	371,454	2,764,930	32,314	125,238
Touchstone Flexible Income Fund	131,901	743,414	5,545,416	131,901	(22,923)
Touchstone Dynamic Equity Fund	2,096	727,608	5,467,042	—	114,383
Touchstone Global Real Estate Fund	125,940	799,505	4,144,855	125,940	(109,998)
Touchstone Mid Cap Fund	1,200,000	349,228	3,980,203	—	89,895
Touchstone International Fixed Income Fund	—	323,875	2,769,096	—	(5,595)
Touchstone Arbitrage Fund	1,715	181,671	2,747,924	—	91
Touchstone Small Cap Growth Fund	10,539	1,965,044	2,744,987	—	124,240
Touchstone Mid Cap Value Fund	1,303,988	220,313	2,689,787	3,988	28,349
Touchstone High Yield Fund	55,642	258,861	2,080,399	55,642	4,733
Total:	$9,513,818	$27,400,277	$138,228,410	$1,102,678	$2,243,658

^	Includes activity of the Touchstone Small Company Value Fund prior to merging into the Touchstone Small Cap Value Fund on March 21, 2014.

51

Notes to Financial Statements (Unaudited) (Continued)

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid are as follows:

	Dynamic			Balanced
	Equity Fund			Allocation Fund
		Five Months			Five Months
	Year Ended	Ended	Year Ended	Year Ended	Ended	Year Ended
	December 31,	December 31,	July 31,	December 31,	December 31,	July 31,
	2013	2012	2012	2013	2012	2012
From ordinary income	$16,017	$—	$514,890	$2,117,770	$6,140,882	$607,351
From long-term capital gains	—	—	—	—	137,848	—
Total distributions	$16,017	$—	$514,890	$2,117,770	$6,278,730	$607,351

	Conservative			Growth
	Allocation Fund			Allocation Fund
		Five Months			Five Months
	Year Ended	Ended	Year Ended	Year Ended	Ended	Year Ended
	December 31,	December 31,	July 31,	December 31,	December 31,	July 31,
	2013	2012	2012	2013	2012	2012
From ordinary income	$1,271,196	$5,215,403	$589,089	$1,227,505	$1,600,296	$180,489
From long-term capital gains	—	—	—	498,325	462	—
Total distributions	$1,271,196	$5,215,403	$589,089	$1,725,830	$1,600,758	$180,489

	Moderate Growth
	Allocation Fund
		Five Months
	Year Ended	Ended	Year Ended
	December 31,	December 31,	July 31,
	2013	2012	2012
From ordinary income	$2,713,570	$3,961,419	$572,935
From long-term capital gains	—	1,675,414	—
Total distributions	$2,713,570	$5,636,833	$572,935

52

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of December 31, 2013:

	Dynamic	Balanced	Conservative
	Equity Fund	Allocation Fund	Allocation Fund
Tax cost of portfolio investments	$70,754,886	$108,081,943	$62,096,269
Gross unrealized appreciation	9,801,260	12,098,216	3,567,839
Gross unrealized depreciation	(461,896)	(2,005,546)	(1,496,871)
Net unrealized appreciation (depreciation)	9,339,364	10,092,670	2,070,968
Net unrealized appreciation (depreciation) on written options and short sales	(1,264,205)	—	—
Accumulated capital and other losses	(140,077,305)	(36,805,789)	(2,543,454)
Undistributed ordinary income	423,004	12,326	4,479
Other temporary differences	(2,303)	—	—
Accumulated earnings (deficit)	$(131,581,445)	$(26,700,793)	$(468,007)

		Moderate
	Growth	Growth
	Allocation Fund	Allocation Fund
Tax cost of portfolio investments	$62,304,087	$133,344,456
Gross unrealized appreciation	10,810,384	19,946,602
Gross unrealized depreciation	(1,855,154)	(3,781,206)
Net unrealized appreciation (depreciation)	8,955,230	16,165,396
Accumulated capital and other losses	(39,399,051)	(35,780,435)
Undistributed ordinary income	10,678	11,411
Other temporary differences	—	39,467
Accumulated earnings (deficit)	$(30,433,143)	$(19,564,161)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of December 31, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

								No	No
	Short Term Expiring On							Expiration	Expiration
	2015	2016		2017		2018		Short Term*	Long Term*	Total
Dynamic Equity Fund	$30,908,342	$31,726,954		$77,442,009		$—		$—	$—	$140,077,305
Balanced Allocation Fund	—	7,630,450		24,373,973	**	4,801,366	**	—	—	36,805,789
Conservative Allocation
Fund	—	—		2,520,133	**	23,321		—	—	2,543,454
Growth Allocation Fund	—	2,474,920	**	26,260,412	**	10,663,719	**	—	—	39,399,051
Moderate Growth
Allocation Fund	—	—		26,652,778	**	9,127,657	**	—	—	35,780,435

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act are effective for each fiscal year for the Funds beginning January 1, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**May be subject to limitation.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

53

Notes to Financial Statements (Unaudited) (Continued)

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2012 through 2013 and July 31, 2010 through 2012) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2014, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$87,005,915	$8,915,090	$(736,601)	$8,178,489
Balanced Allocation Fund	97,449,078	13,706,080	(162,842)	13,543,238
Conservative Allocation Fund	55,288,068	4,470,852	(163,320)	4,307,532
Growth Allocation Fund	54,069,670	12,507,115	(46,533)	12,460,582
Moderate Growth Allocation Fund	115,904,580	22,429,155	(105,325)	22,323,830

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

8. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

9. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal.

54

Notes to Financial Statements (Unaudited) (Continued)

There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s net asset value.

10. Risks Associated with Leverage

By investing the proceeds received from selling securities short, the Dynamic Equity Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s NAV to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.

11. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

55

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge upon request by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

56

Other Items (Unaudited) (Continued)

		Net Expense	Beginning	Ending	Expenses
		Ratio	Account	Account	Paid During
		Annualized	Value	Value	the Period
		June 30,	January 1,	June 30,	Ended
		2014	2014	2014	June 30, 2014*
Touchstone Dynamic Equity Fund
Class A	Actual	2.13%	$1,000.00	$1,033.50	$10.74	**
Class A	Hypothetical	2.13%	$1,000.00	$1,014.23	$10.64

Class C	Actual	2.88%	$1,000.00	$1,029.20	$14.49	**
Class C	Hypothetical	2.88%	$1,000.00	$1,010.51	$14.36

Class Y	Actual	1.88%	$1,000.00	$1,034.40	$9.48	**
Class Y	Hypothetical	1.88%	$1,000.00	$1,015.47	$9.39

Institutional Class	Actual	1.83%	$1,000.00	$1,035.10	$9.23	**
Institutional Class	Hypothetical	1.83%	$1,000.00	$1,015.72	$9.15

Touchstone Balanced Allocation Fund***
Class A	Actual	0.44%	$1,000.00	$1,050.20	$2.24
Class A	Hypothetical	0.44%	$1,000.00	$1,022.61	$2.21

Class C	Actual	1.19%	$1,000.00	$1,046.30	$6.04
Class C	Hypothetical	1.19%	$1,000.00	$1,018.89	$5.96

Class Y	Actual	0.19%	$1,000.00	$1,051.40	$0.97
Class Y	Hypothetical	0.19%	$1,000.00	$1,023.85	$0.95

Institutional Class	Actual	0.19%	$1,000.00	$1,051.70	$0.97
Institutional Class	Hypothetical	0.19%	$1,000.00	$1,023.85	$0.95

Touchstone Conservative Allocation Fund***
Class A	Actual	0.44%	$1,000.00	$1,039.00	$2.22
Class A	Hypothetical	0.44%	$1,000.00	$1,022.61	$2.21

Class C	Actual	1.19%	$1,000.00	$1,035.30	$6.01
Class C	Hypothetical	1.19%	$1,000.00	$1,018.89	$5.96

Class Y	Actual	0.19%	$1,000.00	$1,040.30	$0.96
Class Y	Hypothetical	0.19%	$1,000.00	$1,023.85	$0.95

Institutional Class	Actual	0.19%	$1,000.00	$1,040.20	$0.96
Institutional Class	Hypothetical	0.19%	$1,000.00	$1,023.85	$0.95

Touchstone Growth Allocation Fund***
Class A	Actual	0.44%	$1,000.00	$1,057.60	$2.24
Class A	Hypothetical	0.44%	$1,000.00	$1,022.61	$2.21

Class C	Actual	1.19%	$1,000.00	$1,053.90	$6.06
Class C	Hypothetical	1.19%	$1,000.00	$1,018.89	$5.96

Class Y	Actual	0.19%	$1,000.00	$1,058.30	$0.97
Class Y	Hypothetical	0.19%	$1,000.00	$1,023.85	$0.95

Institutional Class	Actual	0.19%	$1,000.00	$1,058.50	$0.97
Institutional Class	Hypothetical	0.19%	$1,000.00	$1,023.85	$0.95

57

Other Items (Unaudited) (Continued)

		Net Expense	Beginning	Ending	Expenses
		Ratio	Account	Account	Paid During
		Annualized	Value	Value	the Period
		June 30,	January 1,	June 30,	Ended
		2014	2014	2014	June 30, 2014*
Touchstone Moderate Growth Allocation Fund***
Class A	Actual	0.44%	$1,000.00	$1,055.70	$2.24
Class A	Hypothetical	0.44%	$1,000.00	$1,022.61	$2.21

Class C	Actual	1.19%	$1,000.00	$1,051.10	$6.05
Class C	Hypothetical	1.19%	$1,000.00	$1,018.89	$5.96

Class Y	Actual	0.19%	$1,000.00	$1,056.60	$0.97
Class Y	Hypothetical	0.19%	$1,000.00	$1,023.85	$0.95

Institutional Class	Actual	0.19%	$1,000.00	$1,056.80	$0.97
Institutional Class	Hypothetical	0.19%	$1,000.00	$1,023.85	$0.95

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.82, $11.57, $6.56 and $6.31, respectively.

***	The annualized expense ratios for the Allocation Funds do not include fees and expenses of the Underlying Funds in which the Allocation Funds invest.

58

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

59

Touchstone Investments

Distributor

Touchstone Securities, Inc.*
303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194
www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

 303 Broadway

 Cincinnati, Ohio 45202-4203

Transfer Agent

 BNY Mellon Investment Servicing (US) Inc.

 4400 Computer Drive

 Westborough, MA 01581

Shareholder Service

 800.543.0407

* A Member of Western & Southern Financial Group

 TSF-54CC-TST-SAR-1406

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 08/22/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 08/22/14

* Print the name and title of each signing officer under his or her signature.